Consolidated Portfolio of Investments
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
(Percentages represent value of investments compared to net assets)
Investments in securities
Asset-Backed Securities — Agency 0.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
United States Small Business Administration
Series 2008-20L Class 1
12/01/2028	6.220%	223,050	240,814
Total Asset-Backed Securities — Agency (Cost $244,539)			240,814

Asset-Backed Securities — Non-Agency 5.1%

American Express Credit Account Master Trust
Series 2019-1 Class A
10/15/2024	2.870%	160,000	163,778
Barings CLO Ltd.(a),(b)
Series 2013-IA Class AR
3-month USD LIBOR + 0.800% Floor 0.800% 01/20/2028	2.766%	120,000	119,525
Series 2018-3A Class A1
3-month USD LIBOR + 0.950% 07/20/2029	2.916%	450,000	448,202
BlueMountain CLO Ltd.(a),(b)
Series 2013-1A Class A1R2
3-month USD LIBOR + 1.230% Floor 1.230% 01/20/2029	3.196%	400,000	400,009
Series 2015-2A Class A1R
3-month USD LIBOR + 0.930% Floor 0.930% 07/18/2027	2.933%	425,000	423,644
Cedar Funding II CLO Ltd.(a),(b)
Series 2013-1A Class A1R
3-month USD LIBOR + 1.230% 06/09/2030	3.332%	750,000	750,026
Coinstar Funding LLC(a)
CMO Series 2017-1 Class A2
04/25/2047	5.216%	173,550	178,465
Conseco Finance Corp.(c)
Series 2096-9 Class M1
08/15/2027	7.630%	588,558	638,544
DB Master Finance LLC(a)
CMO Series 2017-1A Class A2I
11/20/2047	3.629%	98,000	99,453
Series 2019-1A Class A2I
05/20/2049	3.787%	189,050	193,777
Series 2019-1A Class A2II
05/20/2049	4.021%	99,500	101,795
Discover Card Execution Note Trust
Series 2019-A1 Class A1
07/15/2024	3.040%	150,000	153,950
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Domino’s Pizza Master Issuer LLC(a),(b)
CMO Series 2017-1A Class A2I
3-month USD LIBOR + 1.250% 07/25/2047	3.190%	367,500	367,280
Dryden 30 Senior Loan Fund(a),(b)
Series 2013-30A Class AR
3-month USD LIBOR + 0.820% 11/15/2028	2.730%	260,000	258,705
Eaton Vance CLO Ltd.(a),(b)
Series 2013-1A Class A1RR
3-month USD LIBOR + 1.160% 01/15/2028	3.161%	310,000	309,704
ECMC Group Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 1.350% 07/26/2066	3.058%	765,214	769,202
Education Loan Asset-Backed Trust I(a),(b)
Series 2013-1 Class A2
1-month USD LIBOR + 0.800% Floor 0.800% 04/26/2032	2.508%	436,000	430,742
EFS Volunteer No. 2 LLC(a),(b)
Series 2012-1 Class A2
1-month USD LIBOR + 1.350% Floor 1.350% 03/25/2036	3.058%	536,600	541,542
FOCUS Brands Funding LLC(a)
CMO Series 2017-1 Class A2II
04/30/2047	5.093%	160,875	171,179
Ford Credit Auto Owner Trust
Series 2016-C Class A3
03/15/2021	1.220%	38,939	38,906
GoldenTree Loan Opportunities IX Ltd.(a),(b)
Series 2014-9A Class AR2
3-month USD LIBOR + 1.110% Floor 1.110% 10/29/2029	3.038%	190,000	190,067
Jack In The Box Funding LLC(a)
Series 2019-1A Class A2II
08/25/2049	4.476%	125,000	126,910
JG Wentworth XXII LLC(a)
Series 2010-3A Class A
12/15/2048	3.820%	577,643	597,169
LCM(a),(b)
Series 2019A Class AR
3-month USD LIBOR + 1.240% Floor 1.240% 07/15/2027	3.241%	200,000	200,012
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	1

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
LCM XXI LP(a),(b)
Series 20 18-21A Class AR
3-month USD LIBOR + 0.880% 04/20/2028	2.846%	450,000	449,445
Madison Park Funding XXX Ltd.(a),(b)
Series 2018-30A Class A
3-month USD LIBOR + 0.750% Floor 0.750% 04/15/2029	2.751%	400,000	395,861
Magnetite VII Ltd.(a),(b)
Series 2012-7A Class A1R2
3-month USD LIBOR + 0.800% 01/15/2028	2.801%	425,000	422,883
MVW Owner Trust(a)
Series 2018-1A Class A
01/21/2036	3.450%	102,322	105,209
Navient Student Loan Trust(b)
Series 2014-1 Class A3
1-month USD LIBOR + 0.510% Floor 0.510% 06/25/2031	2.218%	574,916	569,780
Navient Student Loan Trust(a),(b)
Series 2016-1A Class A
1-month USD LIBOR + 0.700% 02/25/2070	2.408%	512,031	506,734
Series 2016-2 Class A3
1-month USD LIBOR + 1.500% 06/25/2065	3.208%	729,000	749,276
Series 2017-3A Class A3
1-month USD LIBOR + 1.050% 07/26/2066	2.758%	750,000	747,662
Series 2018-3A Class A3
1-month USD LIBOR + 0.800% 03/25/2067	2.508%	900,000	884,260
Series 2019-3A Class A
1-month USD LIBOR + 0.830% Floor 0.830% 07/25/2068	2.887%	743,525	743,524
Nelnet Student Loan Trust(a),(b)
Series 2012-1A Class A
1-month USD LIBOR + 0.800% Floor 0.800% 12/27/2039	2.508%	455,925	455,162
NextGear Floorplan Master Owner Trust(a)
Series 2018-2A Class A2
10/16/2023	3.690%	175,000	179,837
Recette CLO Ltd.(a),(b)
Series 2015-1A Class AR
3-month USD LIBOR + 0.920% 10/20/2027	2.886%	187,231	187,168
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
SLC Student Loan Trust(b)
Series 2006-1 Class A6
3-month USD LIBOR + 0.160% Floor 0.160% 03/15/2055	2.279%	841,000	788,285
SLM Student Loan Trust(a),(b)
Series 2003-10A Class A3
3-month USD LIBOR + 0.470% 12/15/2027	2.589%	330,736	330,887
Series 2004-3 Class A6A
3-month USD LIBOR + 0.550% Floor 0.550% 10/25/2064	2.490%	900,000	880,604
SLM Student Loan Trust(b)
Series 2007-3 Class A4
3-month USD LIBOR + 0.060% Floor 0.060% 01/25/2022	2.000%	771,725	749,937
Series 2007-6 Class A4
3-month USD LIBOR + 0.380% Floor 0.380% 10/25/2024	2.320%	252,841	252,739
Series 2008-2 Class B
3-month USD LIBOR + 1.200% Floor 1.200% 01/25/2083	3.140%	740,000	695,367
Series 2008-4 Class A4
3-month USD LIBOR + 1.650% Floor 1.650% 07/25/2022	3.590%	424,553	427,109
Series 2008-5 Class A4
3-month USD LIBOR + 1.700% Floor 1.700% 07/25/2023	3.640%	287,858	290,218
Series 2008-6 Class A4
3-month USD LIBOR + 1.100% 07/25/2023	3.040%	350,837	347,691
Series 2008-7 Class B
3-month USD LIBOR + 1.850% Floor 1.850% 07/26/2083	3.790%	500,000	488,816
Series 2008-9 Class A
3-month USD LIBOR + 1.500% Floor 1.500% 04/25/2023	3.440%	255,259	256,534
Series 2011-2 Class A2
1-month USD LIBOR + 1.200% Floor 1.200% 10/25/2034	2.908%	1,040,000	1,048,786

2	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Asset-Backed Securities — Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2012-1 Class A3
1-month USD LIBOR + 0.950% Floor 0.950% 09/25/2028	2.658%	523,331	515,538
Series 2014-2 Class A3
1-month USD LIBOR + 0.590% Floor 0.590% 03/25/2055	2.298%	435,226	427,105
Subordinated Series 2004-10 Class B
3-month USD LIBOR + 0.370% Floor 0.370% 01/25/2040	2.310%	433,728	398,645
Subordinated Series 2007-2 Class B
3-month USD LIBOR + 0.170% 07/25/2025	2.110%	700,000	628,349
Subordinated Series 2007-3 Class B
3-month USD LIBOR + 0.150% Floor 0.150% 01/25/2028	2.090%	700,000	623,328
Subordinated Series 2012-7 Class B
1-month USD LIBOR + 1.800% Floor 1.800% 09/25/2043	3.508%	550,000	529,533
Store Master Funding I-VII(a),(d),(e)
Subordinated Series 2019-1 Class A2
11/20/2049	3.650%	300,000	300,000
Taco Bell Funding LLC(a)
Series 2016-1A Class A23
05/25/2046	4.970%	375,375	399,459
Treman Park CLO Ltd.(a),(b)
Series 2015-1A Class ARR
3-month USD LIBOR + 1.070% Floor 1.070% 10/20/2028	3.036%	850,000	849,136
Total Asset-Backed Securities — Non-Agency (Cost $25,250,449)			25,297,453

Commercial Mortgage-Backed Securities - Agency 3.8%

Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c),(f)
CMO Series K014 Class X1
04/25/2021	1.324%	5,065,350	66,490
CMO Series K057 Class X1
07/25/2026	1.325%	3,954,981	256,259
Series 2016-KIR1 Class X
03/25/2026	1.211%	2,538,358	145,092
Series 2018-K732 Class X3
05/25/2046	2.247%	1,350,000	145,924
Series 2019-K093 Class XAM
05/25/2029	1.332%	1,770,000	179,984
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series K006 Class AX1
01/25/2020	1.018%	2,474,469	25
Series K015 Class X3
08/25/2039	2.903%	2,000,000	86,411
Series K021 Class X3
07/25/2040	2.034%	1,550,000	74,597
Series K022 Class X3
08/25/2040	1.875%	1,550,000	67,499
Series K025 Class X3
11/25/2040	1.812%	2,400,000	113,291
Series K035 Class X3
12/25/2041	1.852%	3,000,000	185,138
Series K043 Class X3
02/25/2043	1.691%	3,951,044	296,032
Series K054 Class X1
01/25/2026	1.312%	2,602,637	161,097
Series K0728 Class X3
11/25/2045	2.016%	1,975,000	164,194
Series K097 Class XAM
07/25/2029	1.477%	1,300,000	150,262
Series K712 Class X3
05/25/2040	1.406%	4,957,906	457
Series K714 Class X1
10/25/2020	0.793%	5,968,720	16,450
Series K717 Class X3
11/25/2042	1.681%	3,500,000	91,353
Series K734 Class X1
02/25/2026	0.787%	4,147,935	145,791
Series K736 Class X1
07/25/2026	1.437%	2,449,874	178,013
Series KL05 Class X1HG
12/25/2027	1.368%	2,400,000	191,904
Series KS06 Class X
08/25/2026	1.201%	2,772,959	147,589
Series Q004 Class XFL
10/25/2021	1.223%	4,342,340	114,325
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates
CMO Series K151 Class A3
04/25/2030	3.511%	710,000	770,458
Series KJ05 Class A1
05/25/2021	1.418%	14,409	14,385
Series KJ25 Class A1
11/25/2024	2.149%	403,964	403,730
Series KJ26 Class A1
07/25/2025	2.135%	928,729	928,104

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	3

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates(c)
Series Q004 Class A2H
01/25/2021	2.931%	577,319	581,426
Series Q006 Class APT1
07/25/2026	2.597%	831,362	856,702
Series Q007 Class APT2
10/25/2047	3.328%	713,912	743,339
Series Q010 Class APT1
04/25/2046	2.887%	689,853	695,232
Series Q010 Class APT2
12/25/2047	2.941%	352,629	356,589
Federal National Mortgage Association
12/01/2020	3.270%	15,415	15,601
12/01/2021	3.300%	774,507	793,647
09/01/2025	3.420%	375,000	388,167
08/01/2027	3.980%	542,578	599,999
04/01/2028	3.050%	390,000	413,302
12/01/2028	3.950%	200,000	224,335
05/01/2029	3.580%	196,289	213,397
06/01/2029	3.940%	700,000	788,754
01/01/2030	3.370%	438,028	474,383
02/01/2030	3.130%	100,000	106,511
08/01/2030	3.550%	243,218	266,976
11/01/2030	3.820%	400,000	450,255
03/01/2031	3.030%	392,811	412,527
07/01/2032	3.010%	302,006	318,480
04/01/2033	3.430%	250,000	271,593
05/01/2033	3.500%	175,000	190,786
11/01/2033	4.030%	95,000	109,176
11/01/2033	4.095%	75,000	85,572
01/01/2034	3.900%	150,000	167,594
01/01/2034	4.170%	105,000	120,775
05/01/2034	3.450%	610,000	666,405
11/01/2037	3.210%	849,199	906,163
04/01/2043	4.100%	390,075	415,739
CMO Series 2019-M24 Class A1
11/25/2028	2.379%	750,000	758,721
Series 2012-M1 Class A2
10/25/2021	2.729%	605,402	612,387
Federal National Mortgage Association(b),(f)
Series 2011-M9 Class SA
-1.0 x 1-month USD LIBOR + 6.350% Cap 6.350% 01/25/2021	4.527%	1,093,535	20,230
Federal National Mortgage Association(c),(f)
Series 2012-M14 Class X2
09/25/2022	0.513%	5,217,894	54,164
Series 2016-M11B Class X2
07/25/2039	2.706%	2,612,066	82,060
Series 2016-M4 Class X2
01/25/2039	2.710%	864,296	68,855
Commercial Mortgage-Backed Securities - Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Government National Mortgage Association(c),(f)
CMO Series 2014-103 Class IO
05/16/2055	0.581%	2,797,622	73,970
Series 2011-53 Class IO
05/16/2051	0.000%	2,586,064	4,335
Series 2012-4 Class IO
05/16/2052	0.116%	6,750,001	39,963
Government National Mortgage Association(c)
Series 2011-65
09/16/2050	4.150%	251,282	254,750
Total Commercial Mortgage-Backed Securities - Agency (Cost $19,024,473)			18,697,714

Commercial Mortgage-Backed Securities - Non-Agency 2.1%

AMSR Trust(a),(g)
Subordinated Series 2019-SFR1 Class A
01/17/2027	2.774%	355,000	354,978
BAMLL Commercial Mortgage Securities Trust(a),(c),(g)
Series 2019-BPR Class ENM
11/05/2032	3.843%	145,000	137,177
BBCMS Mortgage Trust(a),(b)
Subordinated Series 2018-TALL Class E
1-month USD LIBOR + 2.437% 03/15/2037	4.203%	160,000	160,000
BB-UBS Trust(a)
Series 2012-SHOW Class A
11/05/2036	3.430%	190,000	198,526
Benchmark Mortgage Trust(c),(f),(g)
Series 2019-B15 Class XA
12/15/2072	0.949%	2,350,000	151,005
BHMS Mortgage Trust(a),(b)
Series 2018-ATLS Class C
1-month USD LIBOR + 1.900% Floor 1.900% 07/15/2035	3.665%	140,000	140,000
BX Commercial Mortgage Trust(a),(b)
Series 2018-BIOA Class E
1-month USD LIBOR + 1.951% Floor 1.978% 03/15/2037	3.716%	305,000	304,619
Series 2019-XL Class A
1-month USD LIBOR + 0.920% Floor 0.920% 10/15/2036	2.920%	445,000	444,999
CALI Mortgage Trust(a)
Series 2019-101C Class A
03/10/2039	3.957%	395,000	437,874
Citigroup Commercial Mortgage Trust(c),(f)
Series 2013-GC15 Class XA
09/10/2046	1.082%	6,308,571	187,739

4	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Citigroup Commercial Mortgage Trust
Series 2015-GC33 Class A4
09/10/2058	3.778%	750,000	806,817
COMM Mortgage Trust(a),(c),(f)
Series 2013-LC6 Class XB
01/10/2046	0.478%	11,750,000	134,079
Commercial Mortgage Pass-Through Certificates(c),(f)
Series 2012-CR3 Class XA
10/15/2045	2.019%	1,715,090	74,040
Commercial Mortgage Trust(c),(f)
Series 2012-CR4 Class XA
10/15/2045	1.854%	3,424,921	128,474
Series 2013-CR13 Class XA
11/12/2046	0.932%	2,701,715	72,757
Series 2013-LC6 Class XA
01/10/2046	1.483%	1,884,921	64,189
Series 2014-UBS2 Class XA
03/10/2047	1.364%	5,401,112	211,752
Commercial Mortgage Trust(a),(c),(f)
Series 2012-LC4 Class XA
12/10/2044	2.288%	2,859,546	100,481
Commercial Mortgage Trust(a),(c)
Series 2014-277P Class A
08/10/2049	3.732%	165,000	175,058
Commercial Mortgage Trust
Series 2014-UBS4 Class A2
08/10/2047	2.963%	21,635	21,707
Series 2014-UBS6 Class A5
12/10/2047	3.644%	300,000	316,956
CoreVest American Finance Trust(a),(c),(f)
Series 2019-1 Class XA
03/15/2052	2.165%	1,088,791	97,963
CoreVest American Finance Trust(a),(f)
Series 2019-3 Class XA
10/15/2052	2.035%	327,500	29,731
Credit Suisse First Boston Mortgage Securities Corp.(c),(f)
Series 98-C1 Class AX
05/17/2040	2.072%	291,828	2,869
Credit Suisse Mortgage Capital Certificates(a),(b)
Series 2019-ICE4 Class D
1-month USD LIBOR + 1.600% Floor 1.600% 05/15/2036	3.365%	180,000	180,225
CSAIL Commercial Mortgage Trust(c),(f)
Series 2015-C3 Class XA
08/15/2048	0.939%	11,385,837	339,435
CSAIL Commercial Mortgage Trust
Series 2016-C6 Class A3
01/15/2049	2.956%	271,265	272,393
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Series 2019-C16 Class ASB
06/15/2052	3.142%	500,000	520,682
DBGS Mortgage Trust(a),(b)
Series 2018-BIOD Class B
1-month USD LIBOR + 0.888% Floor 0.888% 05/15/2035	2.653%	143,862	143,532
Eleven Madison Trust Mortgage Trust(a),(c)
Series 2015-11MD Class A
09/10/2035	3.673%	300,000	320,410
GS Mortgage Securities Trust(a),(c),(f)
Series 2012-GC6 Class XB
01/10/2045	0.257%	10,648,392	47,955
GS Mortgage Securities Trust(c),(f)
Series 2013-GC14 Class XA
08/10/2046	0.740%	7,091,981	139,137
GS Mortgage Securities Trust(a),(b)
Series 2018-TWR Class A
1-month USD LIBOR + 0.900% Floor 0.850% 07/15/2031	2.665%	135,000	134,924
Home Partners of America Trust(a)
Series 2019-1 Class B
09/17/2039	3.157%	100,000	101,811
Home Partners of America Trust(a),(b)
Subordinated Series 2018-1 Class D
1-month USD LIBOR + 1.450% Floor 1.450% 07/17/2037	3.183%	120,000	119,186
JPMBB Commercial Mortgage Securities Trust(c),(f)
Series 2014-C21 Class XA
08/15/2047	1.160%	1,059,706	38,944
Series 2014-C23 Class XA
09/15/2047	0.812%	3,172,228	79,733
Series 2014-C26 Class XA
01/15/2048	1.108%	3,088,808	119,679
JPMDB Commercial Mortgage Securities Trust(c),(f)
Series 2019-COR6 Class XA
11/13/2052	0.949%	2,050,000	149,984
JPMorgan Chase Commercial Mortgage Securities Trust(c),(f)
Series 2012-LC9 Class XA
12/15/2047	1.674%	2,869,498	103,239
JPMorgan Chase Commercial Mortgage Securities Trust(a),(c)
Series 2018-AON Class D
07/05/2031	4.767%	55,000	57,989
JPMorgan Chase Commercial Mortgage Securities Trust(a),(b)
Series 2018-PHH Class C
1-month USD LIBOR + 1.360% Floor 1.410% 06/15/2035	3.125%	55,000	54,983

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	5

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Commercial Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
JPMorgan Chase Commercial Mortgage Securities Trust(a)
Series 2019-OSB Class A
06/05/2039	3.397%	375,000	397,648
Morgan Stanley Bank of America Merrill Lynch Trust(c),(f)
Series 2016-C31 Class XA
11/15/2049	1.557%	2,549,517	181,625
Morgan Stanley Capital I Trust(a),(c),(f)
Series 2012-C4 Class XA
03/15/2045	2.254%	3,351,228	121,171
Morgan Stanley Capital I Trust
Series 2019-H6 Class A2
06/15/2052	3.228%	235,000	244,334
One Bryant Park Trust(a)
Series 2019-OBP Class A
09/13/2049	2.516%	245,000	242,703
RBS Commercial Funding, Inc., Trust(a),(c)
Series 2013-GSP Class A
01/15/2032	3.961%	165,000	173,929
SFAVE Commercial Mortgage Securities Trust(a),(c)
Series 2015-5AVE Class A2A
01/05/2043	3.659%	150,000	162,065
Series 2015-5AVE Class A2B
01/05/2043	4.144%	85,000	90,194
UBS Commercial Mortgage Trust(a),(c),(f)
Series 2012-C1 Class XA
05/10/2045	2.264%	2,252,499	85,301
VNDO Mortgage Trust(a)
Series 2012-6AVE Class A
11/15/2030	2.996%	170,000	173,535
Vornado DP LLC Trust(a)
Series 2010-VNO Class A2FX
09/13/2028	4.004%	335,000	336,558
WF-RBS Commercial Mortgage Trust(a),(c),(f)
Series 2012-C8 Class XA
08/15/2045	1.975%	1,632,920	61,792
Series 2012-C9 Class XA
11/15/2045	2.058%	1,621,710	71,987
WF-RBS Commercial Mortgage Trust(c),(f)
Series 2014-C24 Class XA
11/15/2047	0.993%	2,566,660	83,172
Series 2014-LC14 Class XA
03/15/2047	1.394%	1,967,616	77,642
Worldwide Plaza Trust(a),(c)
Series 2017-WWP Class D
11/10/2036	3.715%	120,000	121,688
Total Commercial Mortgage-Backed Securities - Non-Agency (Cost $10,375,913)			10,303,375

Commercial Paper 0.1%
Issuer	Effective Yield	Principal Amount ($)	Value ($)
Automotive 0.0%
Ford Motor Credit Co. LLC(a)
10/08/2020	3.070%	180,000	175,374
Pharmaceuticals 0.1%
Pfizer, Inc.(a)
02/19/2020	1.810%	380,000	378,461
Total Commercial Paper (Cost $553,524)			553,835

Common Stocks 21.1%
Issuer	Shares	Value ($)
Communication Services 2.8%
Diversified Telecommunication Services 2.2%
Inmarsat PLC	94,849	669,634
Zayo Group Holdings, Inc.(h),(i),(j)	304,475	10,425,224
Total		11,094,858
Entertainment 0.1%
Entertainment One Ltd.	41,243	296,358
Media 0.5%
Axel Springer SE(h)	29,389	2,023,800
Discovery, Inc., Class C(h)	9,023	275,382
Total		2,299,182
Total Communication Services		13,690,398
Consumer Discretionary 2.7%
Diversified Consumer Services 0.4%
Sotheby’s(d),(e),(h)	34,444	1,963,308
Hotels, Restaurants & Leisure 0.5%
International Speedway Corp., Class A(d),(e)	55,096	2,479,320
Internet & Direct Marketing Retail 0.9%
Just Eat PLC(h)	75,906	749,742
Shutterfly, Inc.(d),(e),(h)	74,081	3,778,131
Total		4,527,873
Specialty Retail 0.9%
GrandVision NV(a)	12,205	369,787
Tiffany & Co.	29,962	4,008,916
Total		4,378,703
Total Consumer Discretionary		13,349,204

6	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Consumer Staples 0.2%
Food Products 0.2%
Dole Food Co., Inc.(d),(e),(h)	96,900	31,764
Pioneer Foods Group Ltd.	145,344	1,068,961
Total		1,100,725
Total Consumer Staples		1,100,725
Energy 0.6%
Oil, Gas & Consumable Fuels 0.6%
SemGroup Corp., Class A	188,821	2,902,179
Total Energy		2,902,179
Financials 1.8%
Banks 1.8%
JPMorgan Chase & Co.	2,590	341,258
M&T Bank Corp.	1,565	257,818
Royal Bank of Canada	3,314	270,920
SunTrust Banks, Inc.	106,889	7,572,017
U.S. Bancorp	4,845	290,845
Total		8,732,858
Capital Markets 0.0%
Bank of New York Mellon Corp. (The)	5,008	245,242
Total Financials		8,978,100
Health Care 6.4%
Biotechnology 0.6%
Medicines Co. (The)(h)	35,788	3,013,350
Health Care Equipment & Supplies 0.2%
Wright Medical Group NV	42,553	1,266,803
Health Care Providers & Services 2.5%
WellCare Health Plans, Inc.(h),(i),(j)	38,018	12,244,457
Life Sciences Tools & Services 0.7%
Cambrex Corp.(h)	25,319	1,518,380
Pacific Biosciences of California, Inc.(h),(i),(j)	392,578	2,017,851
Total		3,536,231
Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals 2.4%
Allergan PLC(i),(j)	43,383	8,023,252
Bristol-Myers Squibb Co.	62,962	3,585,056
Paratek Pharmaceuticals, Inc.(h)	49,710	145,650
Total		11,753,958
Total Health Care		31,814,799
Industrials 3.9%
Aerospace & Defense 0.9%
Cobham PLC	2,093,880	4,282,429
Building Products 0.1%
Masco Corp.	12,349	574,846
Commercial Services & Supplies 1.1%
Advanced Disposal Services, Inc.(h)	159,265	5,247,782
Construction & Engineering 0.0%
HC2 Holdings, Inc.(h)	11,950	25,573
Machinery 0.7%
WABCO Holdings, Inc.(h),(i),(j)	27,609	3,720,313
Road & Rail 1.0%
Genesee & Wyoming, Inc., Class A(h)	45,950	5,121,128
Trading Companies & Distributors 0.1%
HD Supply Holdings, Inc.(h),(i),(j)	7,790	310,198
Herc Holdings Inc(h)	3,223	150,707
Total		460,905
Total Industrials		19,432,976
Information Technology 2.5%
Electronic Equipment, Instruments & Components 0.2%
Anixter International, Inc.(h),(i),(j)	10,233	878,401
IT Services 0.2%
Altran Technologies SA	38,327	598,471
Presidio, Inc.	24,082	397,594
Total		996,065
Semiconductors & Semiconductor Equipment 1.3%
Mellanox Technologies Ltd.(h),(i),(j)	56,675	6,511,957

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	7

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Common Stocks (continued)
Issuer	Shares	Value ($)
Software 0.7%
MINDBODY, Inc., Class A(d),(e),(h)	47,120	1,719,880
Pivotal Software, Inc., Class A(h),(i),(j)	45,170	678,454
Sophos Group PLC(a)	82,608	603,122
Symantec Corp.(i),(j)	23,140	576,186
Total		3,577,642
Technology Hardware, Storage & Peripherals 0.1%
HP, Inc.	25,155	505,112
Total Information Technology		12,469,177
Materials 0.1%
Chemicals 0.1%
Axalta Coating Systems Ltd.(h)	11,212	319,205
Total Materials		319,205
Utilities 0.1%
Independent Power and Renewable Electricity Producers 0.1%
Pattern Energy Group, Inc.	26,636	733,023
Total Utilities		733,023
Total Common Stocks (Cost $102,244,128)		104,789,786

Convertible Bonds 0.3%
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Cable and Satellite 0.0%
DISH Network Corp.
08/15/2026	3.375%		80,000	75,450
Electric 0.0%
NRG Energy, Inc.
06/01/2048	2.750%		200,000	225,316
Healthcare Insurance 0.0%
Anthem, Inc.
10/15/2042	2.750%		51,000	204,337
Technology 0.2%
Avaya Holdings Corp.
06/15/2023	2.250%		210,000	183,276
IAC Financeco 2, Inc.(a)
06/15/2026	0.875%		250,000	262,298
Sony Corp.(k)
09/30/2022	0.000%	JPY	26,000,000	337,013
Total				782,587
Convertible Bonds (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Wirelines 0.1%
GCI Liberty, Inc.(a)
09/30/2046	1.750%	325,000	435,314
Total Convertible Bonds (Cost $1,475,202)			1,723,004

Convertible Preferred Stocks 0.8%
Issuer		Shares	Value ($)
Health Care 0.1%
Health Care Equipment & Supplies 0.1%
Becton Dickinson and Co.	6.125%	7,700	478,796
Total Health Care			478,796
Industrials 0.2%
Machinery 0.2%
Fortive Corp.	5.000%	700	655,156
Stanley Black & Decker, Inc.	5.250%	2,300	238,970
Total			894,126
Total Industrials			894,126
Information Technology 0.0%
Semiconductors & Semiconductor Equipment 0.0%
Broadcom, Inc.	8.000%	210	244,486
Total Information Technology			244,486
Real Estate 0.1%
Equity Real Estate Investment Trusts (REITS) 0.1%
Crown Castle International Corp.	6.875%	260	314,019
Total Real Estate			314,019
Utilities 0.4%
Electric Utilities 0.2%
American Electric Power Co., Inc.	6.125%	7,750	412,240
Southern Co. (The)	6.750%	8,350	439,878
Total			852,118
Gas Utilities 0.0%
South Jersey Industries, Inc.	7.250%	3,350	169,711

8	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Convertible Preferred Stocks (continued)
Issuer		Shares	Value ($)
Multi-Utilities 0.2%
Dominion Energy, Inc.	7.250%	5,400	571,212
DTE Energy Co.	6.250%	6,100	302,694
Total			873,906
Total Utilities			1,895,735
Total Convertible Preferred Stocks (Cost $3,712,740)			3,827,162

Corporate Bonds & Notes(l) 18.5%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Airlines 0.2%
American Airlines Group, Inc.(a)
06/01/2022	5.000%	125,000	130,644
American Airlines Pass-Through Trust
Series 2016-2 Class AA
06/15/2028	3.200%	219,250	225,082
Continental Airlines Pass-Through Trust
04/19/2022	5.983%	110,026	115,984
JetBlue Pass-Through Trust
05/15/2032	2.750%	60,000	60,922
U.S. Airways Pass-Through Trust
04/22/2023	6.250%	225,623	245,183
Total			777,815
Apartment REIT 0.1%
Mid-America Apartments LP
10/15/2023	4.300%	325,000	346,332
Automotive 0.6%
Daimler Finance North America LLC(a),(b)
3-month USD LIBOR + 0.900% 02/15/2022	2.810%	385,000	387,551
Ford Motor Credit Co. LLC
01/15/2020	8.125%	600,000	603,577
11/02/2020	2.343%	335,000	334,003
01/15/2021	3.200%	380,000	381,499
10/12/2021	3.813%	75,000	76,121
03/28/2022	3.339%	200,000	201,049
Ford Motor Credit Co. LLC(b)
3-month USD LIBOR + 0.880% 10/12/2021	2.881%	200,000	197,747
3-month USD LIBOR + 1.080% 08/03/2022	2.982%	255,000	250,532
General Motors Financial Co., Inc.
04/13/2020	2.650%	370,000	370,617
07/13/2020	3.200%	200,000	201,034
Total			3,003,730
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Banking 1.9%
Bank of America Corp.(m)
12/20/2023	3.004%		809,000	826,124
12/20/2028	3.419%		345,000	361,464
Bank of Ireland Group PLC(a)
11/25/2023	4.500%		200,000	211,847
Citigroup, Inc.(b)
3-month AUD BBR + 1.550% 05/04/2021	2.477%	AUD	280,000	191,646
Citigroup, Inc.(a),(b)
3-month Euribor + 0.500% 03/21/2023	0.104%	EUR	190,000	209,849
Goldman Sachs Group, Inc. (The)(b)
3-month USD LIBOR + 0.750% 02/23/2023	2.660%		280,000	281,434
Goldman Sachs Group, Inc. (The)(a)
05/15/2024	1.375%	EUR	186,000	212,437
Goldman Sachs Group, Inc. (The)
01/23/2025	3.500%		500,000	521,950
JPMorgan Chase & Co.(m)
01/29/2027	3.960%		325,000	351,137
JPMorgan Chase & Co., Subordinated
12/01/2027	3.625%		165,000	174,002
Lloyds Banking Group PLC(m)
03/17/2023	2.858%		230,000	232,124
11/07/2023	2.907%		500,000	505,830
Morgan Stanley(b)
3-month USD LIBOR + 0.930% 07/22/2022	2.883%		400,000	403,772
National Bank of Canada(a)
10/07/2022	2.150%		250,000	249,962
Nationwide Building Society(a),(m)
08/01/2024	4.363%		100,000	105,617
Popular, Inc.
09/14/2023	6.125%		320,000	343,936
Santander UK Group Holdings PLC
10/16/2020	2.875%		500,000	503,282
Synovus Financial Corp.(m)
Subordinated
12/15/2025	5.750%		335,000	345,022
U.S. Bancorp
06/07/2024	0.850%	EUR	600,000	681,612
04/27/2027	3.150%		195,000	205,817
Subordinated
09/11/2024	3.600%		62,000	65,955
U.S. Bancorp, Subordinated
07/30/2029	3.000%		155,000	160,299

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	9

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
U.S. Bank NA
01/27/2025	2.800%		250,000	258,344
US Bancorp
02/05/2024	3.375%		103,000	108,210
US Bank NA
02/04/2021	3.000%		310,000	313,688
05/23/2022	2.650%		185,000	188,267
Wells Fargo & Co.(b)
3-month AUD BBR + 1.320% 07/27/2021	2.205%	AUD	300,000	204,957
Wells Fargo & Co.
04/27/2022	3.250%	AUD	300,000	211,503
Wells Fargo Bank NA(b)
SOFR + 0.480% 03/25/2020	2.030%		750,000	750,088
Wells Fargo Bank NA(m)
09/09/2022	2.082%		80,000	79,852
Zions Bancorp(m)
Junior Subordinated
12/31/2049	5.800%		99,000	101,476
Total				9,361,503
Brokerage/Asset Managers/Exchanges 0.0%
Raymond James Financial, Inc.
07/15/2046	4.950%		200,000	239,698
Building Materials 0.0%
Owens Corning
08/15/2029	3.950%		110,000	113,667
Cable and Satellite 1.0%
Cablevision Systems Corp.
09/15/2022	5.875%		190,000	204,883
CCO Holdings LLC/Capital Corp.(a)
05/01/2027	5.125%		285,000	302,169
02/01/2028	5.000%		240,000	252,683
06/01/2029	5.375%		150,000	160,713
Charter Communications Operating LLC/Capital
07/23/2025	4.908%		210,000	230,311
07/01/2049	5.125%		505,000	545,965
Comcast Corp.
10/15/2028	4.150%		90,000	101,375
Connect Finco SARL/US LLC(a)
10/01/2026	6.750%		90,000	92,196
CSC Holdings LLC(a)
05/15/2026	5.500%		250,000	264,365
04/15/2027	5.500%		400,000	426,888
02/01/2028	5.375%		485,000	513,329
04/01/2028	7.500%		200,000	225,911
01/15/2030	5.750%		305,000	321,903
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
DISH DBS Corp.
07/15/2022	5.875%	160,000	167,670
Intelsat Jackson Holdings SA(a)
10/15/2024	8.500%	287,000	237,782
07/15/2025	9.750%	173,000	146,319
LCPR Senior Secured Financing DAC(a)
10/15/2027	6.750%	285,000	294,587
Sirius XM Radio, Inc.(a)
05/15/2023	4.625%	130,000	132,163
07/15/2026	5.375%	125,000	132,134
Time Warner Cable LLC
09/01/2041	5.500%	200,000	223,199
Total			4,976,545
Chemicals 0.1%
Braskem Netherlands Finance BV(a)
01/10/2028	4.500%	200,000	197,336
International Flavors & Fragrances, Inc.
09/26/2048	5.000%	160,000	187,672
Total			385,008
Construction Machinery 0.1%
United Rentals North America, Inc.
05/15/2027	5.500%	135,000	144,510
01/15/2028	4.875%	135,000	140,823
Total			285,333
Consumer Cyclical Services 0.4%
Amazon.com, Inc.
08/22/2027	3.150%	405,000	430,369
Expedia Group, Inc.
02/15/2026	5.000%	275,000	305,726
02/15/2028	3.800%	250,000	258,775
Expedia Group, Inc.(a)
02/15/2030	3.250%	250,000	244,245
IHS Markit Ltd.
08/01/2028	4.750%	415,000	461,848
Matthews International Corp.(a)
12/01/2025	5.250%	85,000	81,370
Uber Technologies, Inc.(a)
11/01/2026	8.000%	275,000	278,838
09/15/2027	7.500%	165,000	164,775
Total			2,225,946
Consumer Products 0.5%
Avon International Operations, Inc.(a)
08/15/2022	7.875%	878,000	914,497
Mattel, Inc.
08/15/2021	2.350%	1,251,000	1,260,252

10	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Natura Cosmeticos SA(a)
02/01/2023	5.375%		200,000	209,037
Walnut Bidco PLC(a)
08/01/2024	6.750%	EUR	110,000	127,012
08/01/2024	9.125%		200,000	207,977
Total				2,718,775
Diversified Manufacturing 0.3%
General Electric Co.
05/04/2020	5.550%		350,000	354,660
03/15/2032	6.750%		50,000	64,672
Vertiv Group Corp.(a)
10/15/2024	9.250%		848,000	834,612
Total				1,253,944
Electric 0.5%
Adani Green Energy UP Ltd./Prayatna Developers Pvt Ltd./Parampujya Solar Energy Pvt Ltd.(a)
12/10/2024	6.250%		200,000	213,141
Duke Energy Progress LLC
12/01/2044	4.150%		425,000	486,292
ITC Holdings Corp.
11/15/2027	3.350%		150,000	156,943
NextEra Energy Capital Holdings, Inc.(b)
3-month USD LIBOR + 0.480% 05/04/2021	2.382%		520,000	520,829
NRG Energy, Inc.
01/15/2027	6.625%		90,000	97,430
NSTAR Electric Co.
05/15/2027	3.200%		520,000	547,546
Tucson Electric Power Co.
11/15/2021	5.150%		450,000	471,416
Vistra Operations Co. LLC(a)
07/15/2024	3.550%		230,000	231,900
Total				2,725,497
Environmental 0.0%
Covanta Holding Corp.
01/01/2027	6.000%		49,000	51,572
Finance Companies 0.7%
AerCap Ireland Capital DAC/Global Aviation Trust
05/15/2021	4.500%		250,000	258,074
12/16/2021	4.450%		250,000	260,249
Air Lease Corp.
01/15/2020	2.125%		400,000	400,023
Avolon Holdings Funding Ltd.(a)
10/01/2023	5.125%		104,000	112,235
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
GE Capital International Funding Co. Unlimited Co.
11/15/2020	2.342%		1,200,000	1,198,899
11/15/2035	4.418%		815,000	876,878
Park Aerospace Holdings Ltd.(a)
02/15/2024	5.500%		160,000	175,471
Total				3,281,829
Food and Beverage 0.7%
Anheuser-Busch Companies LLC/InBev Worldwide, Inc.
02/01/2046	4.900%		120,000	143,833
Bacardi Ltd.(a)
05/15/2028	4.700%		165,000	179,621
Kraft Heinz Foods Co. (The)(a)
08/01/2039	7.125%		205,000	265,029
10/01/2049	4.875%		330,000	344,626
Kraft Heinz Foods Co. (The)
06/04/2042	5.000%		65,000	68,927
07/15/2045	5.200%		50,000	54,094
06/01/2046	4.375%		555,000	546,798
Molson Coors Brewing Co.
07/15/2024	1.250%	EUR	200,000	226,258
Post Holdings, Inc.(a)
08/15/2026	5.000%		445,000	467,280
03/01/2027	5.750%		410,000	439,020
01/15/2028	5.625%		375,000	402,574
12/15/2029	5.500%		150,000	158,015
Total				3,296,075
Gaming 0.6%
Churchill Downs, Inc.(a)
04/01/2027	5.500%		130,000	138,524
01/15/2028	4.750%		30,000	31,087
GLP Capital LP/Financing II, Inc.
06/01/2025	5.250%		130,000	142,941
04/15/2026	5.375%		230,000	253,924
06/01/2028	5.750%		5,000	5,692
01/15/2029	5.300%		130,000	143,872
01/15/2030	4.000%		110,000	111,390
Jack Ohio Finance LLC/1 Corp.(a)
11/15/2021	6.750%		188,000	192,038
MGM Growth Properties Operating Partnership LP/Finance Co-Issuer, Inc.
05/01/2024	5.625%		75,000	81,969
Stars Group Holdings BV/Co-Borrower LLC(a)
07/15/2026	7.000%		1,430,000	1,549,624
VICI Properties LP/Note Co., Inc.(a)
12/01/2029	4.625%		85,000	87,652
Total				2,738,713

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	11

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Health Care 1.3%
Baylor Scott & White Holdings
11/15/2026	2.650%		500,000	493,818
Becton Dickinson and Co.
12/15/2019	2.675%		106,000	106,000
Becton Dickinson Euro Finance Sarl
06/04/2026	1.208%	EUR	155,000	175,035
CHS/Community Health Systems, Inc.(a)
03/15/2026	8.000%		34,000	33,946
Cigna Corp.
11/15/2025	4.125%		850,000	917,471
Cigna Corp.(a)
10/15/2027	3.050%		200,000	202,348
10/15/2047	3.875%		75,000	76,375
CommonSpirit Health
10/01/2029	3.347%		120,000	120,679
CVS Health Corp.
03/25/2048	5.050%		435,000	515,453
DH Europe Finance II SARL
03/18/2028	0.450%	EUR	335,000	364,564
Encompass Health Corp.
02/01/2030	4.750%		235,000	242,888
Hackensack Meridian Health, Inc.
07/01/2057	4.500%		300,000	361,779
HCA Healthcare, Inc.
Junior Subordinated
02/15/2021	6.250%		320,000	335,348
HCA, Inc.
05/01/2023	4.750%		84,000	89,903
03/15/2024	5.000%		215,000	234,094
02/01/2025	5.375%		270,000	298,625
06/15/2049	5.250%		275,000	309,564
IQVIA, Inc.(a)
05/15/2027	5.000%		200,000	210,141
New York and Presbyterian Hospital (The)
08/01/2036	3.563%		390,000	406,741
Tenet Healthcare Corp.
07/15/2024	4.625%		54,000	55,724
Tenet Healthcare Corp.(a)
01/01/2026	4.875%		325,000	337,654
Thermo Fisher Scientific, Inc.
09/12/2024	0.750%	EUR	100,000	112,748
03/01/2028	0.500%	EUR	105,000	114,369
Zimmer Biomet Holdings, Inc.(b)
3-month USD LIBOR + 0.750% 03/19/2021	2.914%		200,000	200,199
Total				6,315,466
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Healthcare Insurance 0.1%
Humana, Inc.
10/01/2044	4.950%	65,000	75,862
Molina Healthcare, Inc.(a)
06/15/2025	4.875%	112,000	114,409
WellCare Health Plans, Inc.(a)
08/15/2026	5.375%	102,000	108,684
Total			298,955
Healthcare REIT 0.2%
Healthcare Realty Trust, Inc.
04/15/2023	3.750%	600,000	617,648
Ventas Realty LP
04/01/2027	3.850%	300,000	318,154
Total			935,802
Home Construction 0.1%
Lennar Corp.
11/29/2027	4.750%	400,000	433,235
Independent Energy 0.9%
Aker BP ASA(a)
06/15/2024	4.750%	155,000	161,778
Antero Resources Corp.
12/01/2022	5.125%	69,000	56,072
03/01/2025	5.000%	266,000	172,153
Centennial Resource Production LLC(a)
01/15/2026	5.375%	50,000	47,130
Continental Resources, Inc.
01/15/2028	4.375%	380,000	394,017
CrownRock LP/Finance, Inc.(a)
10/15/2025	5.625%	43,000	42,393
Endeavor Energy Resources LP/Finance, Inc.(a)
01/30/2026	5.500%	35,000	35,855
EOG Resources, Inc.
01/15/2026	4.150%	90,000	99,098
EQT Corp.
10/01/2027	3.900%	370,000	322,365
Gulfport Energy Corp.
05/15/2025	6.375%	21,000	13,789
Marathon Oil Corp.
07/15/2027	4.400%	460,000	494,671
Matador Resources Co.
09/15/2026	5.875%	79,000	77,963
Medco Oak Tree Pte Ltd.(a)
05/14/2026	7.375%	240,000	244,237

12	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Occidental Petroleum Corp.
08/15/2024	2.900%	355,000	357,036
08/15/2029	3.500%	355,000	358,185
Parsley Energy LLC/Finance Corp.(a)
01/15/2025	5.375%	490,000	500,638
08/15/2025	5.250%	60,000	60,916
10/15/2027	5.625%	453,000	468,330
Range Resources Corp.
05/15/2025	4.875%	85,000	69,294
WPX Energy, Inc.
06/01/2026	5.750%	404,000	411,956
Total			4,387,876
Media and Entertainment 0.9%
Diamond Sports Group LLC/Finance Co.(a)
08/15/2026	5.375%	365,000	371,540
08/15/2027	6.625%	410,000	399,332
Graham Holdings Co.(a)
06/01/2026	5.750%	175,000	186,429
Lions Gate Capital Holdings LLC(a)
02/01/2024	6.375%	285,000	278,070
11/01/2024	5.875%	105,000	101,196
Netflix, Inc.(a)
11/15/2029	5.375%	230,000	241,587
Nielsen Finance Co. SARL(a)
10/01/2021	5.500%	1,949,000	1,954,233
Outfront Media Capital LLC/Corp.(a)
08/15/2027	5.000%	125,000	130,853
SES GLOBAL Americas Holdings GP(a)
03/25/2044	5.300%	375,000	373,217
WMG Acquisition Corp.(a)
04/15/2026	5.500%	255,000	268,657
Total			4,305,114
Metals and Mining 0.0%
Indika Energy Capital III Pte, Ltd.(a)
11/09/2024	5.875%	200,000	191,560
Midstream 1.2%
DCP Midstream Operating LP
07/15/2025	5.375%	365,000	388,611
05/15/2029	5.125%	210,000	212,753
Enable Midstream Partners LP
09/15/2029	4.150%	245,000	229,055
Enbridge, Inc.
12/01/2026	4.250%	500,000	545,842
Energy Transfer Operating LP
01/15/2024	5.875%	92,000	101,465
06/01/2027	5.500%	175,000	193,755
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Energy Transfer Partners LP
03/15/2045	5.150%	370,000	375,723
Enterprise Products Operating LLC
07/31/2029	3.125%	500,000	509,691
EQT Midstream Partners LP
07/15/2028	5.500%	160,000	147,184
Kinder Morgan, Inc.
06/01/2025	4.300%	90,000	97,072
NGPL PipeCo LLC(a)
08/15/2022	4.375%	95,000	98,378
Rockies Express Pipeline LLC(a)
04/15/2020	5.625%	343,000	346,917
04/15/2040	6.875%	100,000	102,073
Rose Rock Midstream LP/Finance Corp.
07/15/2022	5.625%	403,000	407,854
11/15/2023	5.625%	754,000	774,381
Sabine Pass Liquefaction LLC
03/15/2027	5.000%	90,000	98,591
Targa Resources Partners LP/Finance Corp.
04/15/2026	5.875%	165,000	173,751
Texas Eastern Transmission LP(a)
10/15/2022	2.800%	250,000	252,154
TransCanada PipeLines Ltd.
05/15/2028	4.250%	90,000	99,151
TransMontaigne Partners LP/TLP Finance Corp.
02/15/2026	6.125%	64,000	61,453
Williams Companies, Inc. (The)
03/15/2022	3.600%	250,000	256,628
06/24/2024	4.550%	378,000	404,714
Williams Partners LP
03/04/2024	4.300%	90,000	95,133
Total			5,972,329
Natural Gas 0.0%
NiSource, Inc.
11/17/2022	2.650%	250,000	252,901
Office REIT 0.1%
Hudson Pacific Properties LP
11/01/2027	3.950%	160,000	168,585
SL Green Operating Partnership LP
10/15/2022	3.250%	260,000	265,825
Total			434,410
Oil Field Services 0.1%
Transocean Pontus Ltd.(a)
08/01/2025	6.125%	46,280	46,746

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	13

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Transocean Poseidon Ltd.(a)
02/01/2027	6.875%		175,000	178,394
Transocean Proteus Ltd.(a)
12/01/2024	6.250%		75,000	75,756
USA Compression Partners LP/Finance Corp.
04/01/2026	6.875%		212,000	217,905
USA Compression Partners LP/Finance Corp.(a)
09/01/2027	6.875%		19,000	19,423
Total				538,224
Other Financial Institutions 0.1%
Swiss Insured Brazil Power Finance SARL(a)
07/16/2032	9.850%	BRL	1,665,000	456,183
Other Industry 0.1%
AECOM
10/15/2024	5.875%		210,000	230,207
03/15/2027	5.125%		415,000	445,189
Total				675,396
Other REIT 0.2%
American Campus Communities Operating Partnership LP
04/15/2023	3.750%		500,000	519,992
CyrusOne LP/Finance Corp.(g)
11/15/2024	2.900%		155,000	155,278
ESH Hospitality, Inc.(a)
05/01/2025	5.250%		175,000	181,287
Total				856,557
Packaging 0.6%
Ardagh Packaging Finance PLC/Holdings USA, Inc.(a)
09/15/2022	4.250%		200,000	202,607
08/15/2027	5.250%		200,000	206,985
Ball Corp.
12/15/2020	4.375%		125,000	127,811
11/15/2023	4.000%		380,000	399,545
07/01/2025	5.250%		275,000	307,997
03/15/2026	4.875%		365,000	399,083
Berry Global Escrow Corp.(a)
07/15/2026	4.875%		51,000	53,423
07/15/2027	5.625%		135,000	143,863
Crown Americas LLC/Capital Corp. IV
01/15/2023	4.500%		235,000	246,020
Crown Cork & Seal Co., Inc.
12/15/2026	7.375%		195,000	231,917
Reynolds Group Issuer, Inc./LLC
10/15/2020	5.750%		314,960	315,302
Sealed Air Corp.(a)
09/15/2025	5.500%		147,000	160,910
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Trivium Packaging Finance BV(a)
08/15/2027	8.500%		140,000	152,120
Total				2,947,583
Paper 0.0%
Graphic Packaging International LLC(a)
07/15/2027	4.750%		75,000	80,368
Graphic Packaging International, Inc.
11/15/2022	4.875%		150,000	157,545
Total				237,913
Pharmaceuticals 0.7%
AbbVie, Inc.(a)
11/21/2026	2.950%		370,000	373,372
11/21/2049	4.250%		525,000	551,930
AbbVie, Inc.
11/14/2028	4.250%		125,000	137,560
05/14/2046	4.450%		148,000	159,259
Allergan Funding SCS
06/01/2024	1.250%	EUR	100,000	114,576
03/15/2035	4.550%		110,000	119,621
Amgen, Inc.
05/01/2045	4.400%		200,000	225,236
Bausch Health Companies, Inc.(a)
05/15/2023	5.875%		165,000	167,325
04/15/2025	6.125%		90,000	93,582
12/15/2025	9.000%		105,000	118,780
Bayer US Finance II LLC(a)
12/15/2028	4.375%		595,000	649,258
06/25/2038	4.625%		370,000	405,159
Bristol-Myers Squibb Co.(a)
08/15/2045	5.000%		100,000	128,143
Elanco Animal Health, Inc.
08/28/2023	4.272%		345,000	362,206
Total				3,606,007
Property & Casualty 0.3%
Berkshire Hathaway Finance Corp.
06/19/2039	2.375%	GBP	125,000	170,167
Farmers Exchange Capital III(a),(m)
Subordinated
10/15/2054	5.454%		500,000	579,141
MGIC Investment Corp.
08/15/2023	5.750%		175,000	194,008
Nationwide Mutual Insurance Co.(a),(b)
Subordinated
3-month USD LIBOR + 2.290% 12/15/2024	4.409%		450,000	447,908
Total				1,391,224

14	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Refining 0.1%
Marathon Petroleum Corp.
12/15/2026	5.125%		45,000	51,037
PBF Holding Co., LLC/Finance Corp.
06/15/2025	7.250%		415,000	439,289
Valero Energy Corp.
09/15/2026	3.400%		95,000	98,431
Total				588,757
Restaurants 0.3%
1011778 BC ULC/New Red Finance, Inc.(a)
05/15/2024	4.250%		285,000	292,167
10/15/2025	5.000%		380,000	394,719
01/15/2028	3.875%		290,000	292,196
KFC Holding Co./Pizza Hut Holdings LLC/Taco Bell of America LLC(a)
06/01/2024	5.000%		130,000	134,929
06/01/2026	5.250%		245,000	259,647
Yum! Brands, Inc.(a)
01/15/2030	4.750%		195,000	201,871
Total				1,575,529
Retailers 0.1%
Alimentation Couche-Tard, Inc.(a)
07/26/2022	2.700%		80,000	80,761
Rite Aid Corp.(a)
04/01/2023	6.125%		317,000	261,803
Total				342,564
Supermarkets 0.0%
Kroger Co. (The)
01/15/2049	5.400%		86,000	104,951
Supranational 0.5%
Asian Development Bank
03/09/2022	5.000%	AUD	165,000	121,597
European Financial Stability Facility(a)
01/20/2023	0.500%	EUR	135,000	152,947
05/23/2023	1.875%	EUR	190,000	225,967
10/17/2023	0.125%	EUR	350,000	393,040
European Investment Bank(a)
05/12/2022	1.500%	NOK	2,060,000	222,677
International Bank for Reconstruction & Development
03/12/2020	2.500%	AUD	355,000	241,124
01/13/2021	2.800%	AUD	190,000	131,106
01/22/2021	3.500%	NZD	190,000	124,943
08/20/2021	7.450%	IDR	3,250,000,000	234,570
10/06/2021	4.625%	NZD	230,000	156,404
01/25/2022	3.375%	NZD	385,000	257,406
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Nordic Investment Bank
03/19/2020	4.125%	NZD	300,000	194,167
01/24/2022	1.500%	NOK	1,000,000	107,795
Total				2,563,743
Technology 1.2%
Apple, Inc.
05/24/2025	0.875%	EUR	200,000	230,694
09/11/2026	2.050%		670,000	662,881
Banff Merger Sub, Inc.(a)
09/01/2026	9.750%		175,000	164,035
Broadcom, Inc.(a)
04/15/2021	3.125%		535,000	540,795
04/15/2029	4.750%		339,000	362,291
Camelot Finance SA(a)
11/01/2026	4.500%		80,000	81,591
Dell International LLC/EMC Corp.(a)
10/01/2029	5.300%		450,000	498,520
07/15/2046	8.350%		465,000	623,659
Diamond 1 Finance Corp./Diamond 2 Finance Corp.(a)
07/15/2036	8.100%		255,000	329,403
Equinix, Inc.
11/18/2029	3.200%		115,000	115,278
Fidelity National Information Services, Inc.
05/21/2027	1.500%	EUR	105,000	121,910
Fidelity National Information Services, Inc.(g)
12/03/2028	1.000%	EUR	100,000	110,481
Fiserv, Inc.
07/01/2027	1.125%	EUR	100,000	113,210
07/01/2029	3.500%		370,000	388,771
KLA-Tencor Corp.
03/15/2029	4.100%		232,000	254,538
Microsoft Corp.
08/08/2026	2.400%		330,000	336,154
NXP BV/Funding LLC(a)
06/15/2022	4.625%		220,000	231,086
NXP BV/Funding LLC/USA, Inc.(a)
06/18/2026	3.875%		270,000	283,627
SS&C Technologies, Inc.(a)
09/30/2027	5.500%		281,000	300,763
Total				5,749,687
Tobacco 0.1%
BAT Capital Corp.
08/15/2047	4.540%		100,000	98,262
09/06/2049	4.758%		255,000	257,724

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	15

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Reynolds American, Inc.
08/15/2045	5.850%		245,000	276,955
Total				632,941
Wireless 0.5%
American Tower Corp.
05/22/2026	1.950%	EUR	100,000	119,159
Crown Castle International Corp.
02/15/2028	3.800%		185,000	197,289
SBA Communications Corp.
09/01/2024	4.875%		160,000	166,312
Sprint Communications, Inc.(a)
03/01/2020	7.000%		62,000	62,591
Sprint Spectrum Co. I/II/III LLC(a)
09/20/2021	3.360%		311,000	313,709
03/20/2025	4.738%		345,000	365,851
T-Mobile U.S.A., Inc.
03/01/2023	6.000%		4,000	4,077
01/15/2024	6.500%		41,000	42,488
04/15/2024	6.000%		213,000	221,436
01/15/2026	6.500%		310,000	332,369
02/01/2026	4.500%		69,000	71,071
02/01/2028	4.750%		118,000	123,901
Vodafone Group PLC
05/30/2048	5.250%		300,000	358,017
06/19/2049	4.875%		90,000	103,014
Total				2,481,284
Wirelines 1.1%
AT&T, Inc.
03/01/2037	5.250%		145,000	171,865
06/15/2044	4.800%		700,000	789,057
C&W Senior Financing DAC(a)
09/15/2027	6.875%		200,000	211,522
GCI LLC(a)
06/15/2024	6.625%		350,000	378,814
HC2 Holdings, Inc.(a)
12/01/2021	11.500%		145,000	133,713
Koninklijke KPN NV
10/01/2030	8.375%		200,000	277,575
Level 3 Financing, Inc.
02/01/2023	5.625%		100,000	100,741
01/15/2024	5.375%		45,000	45,738
05/01/2025	5.375%		95,000	98,386
Level 3 Financing, Inc.(a)
09/15/2027	4.625%		78,000	79,419
Qwest Corp.
12/01/2021	6.750%		90,000	96,485
Corporate Bonds & Notes(l) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Verizon Communications, Inc.
02/15/2025	3.376%		150,000	158,393
09/21/2028	4.329%		373,000	422,942
12/03/2029	4.016%		265,000	295,729
Zayo Group LLC/Capital, Inc.
04/01/2023	6.000%		1,317,000	1,351,336
Zayo Group LLC/Capital, Inc.(a)
01/15/2027	5.750%		779,000	798,132
Total				5,409,847
Total Corporate Bonds & Notes (Cost $89,446,558)				91,468,020

Foreign Government Obligations(l),(n) 6.7%

Australia 0.1%
Queensland Treasury Corp.(a)
02/21/2020	6.250%	AUD	325,000	222,368
Austria 0.1%
Republic of Austria Government Bond(a)
02/20/2029	0.500%	EUR	220,000	256,647
Brazil 0.4%
Brazil Notas do Tesouro Nacional
01/01/2021	10.000%	BRL	2,185,000	564,988
Brazil Notas do Tesouro Nacional Series F
01/01/2023	10.000%	BRL	4,725,000	1,287,513
Brazilian Government International Bond
01/13/2028	4.625%		275,000	293,300
Petrobras Global Finance BV
01/27/2028	5.999%		50,000	55,906
Total				2,201,707
Canada 0.9%
Canadian Government Bond
09/01/2020	0.750%	CAD	895,000	668,987
03/01/2022	0.500%	CAD	750,000	551,054
03/01/2024	2.250%	CAD	1,343,000	1,040,883
09/01/2024	1.500%	CAD	795,000	598,158
Province of Alberta
12/01/2023	3.400%	CAD	120,000	95,634
Province of British Columbia(a)
01/09/2020	6.600%	INR	11,000,000	153,411
Province of Ontario
06/02/2024	3.500%	CAD	910,000	732,792
06/02/2028	2.900%	CAD	245,000	195,771
06/02/2045	3.450%	CAD	215,000	194,931
Province of Quebec
09/01/2023	3.000%	CAD	325,000	255,094
Total				4,486,715

16	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Chile 0.1%
Corporación Nacional del Cobre de Chile(a)
08/01/2027	3.625%		300,000	313,226
Colombia 0.3%
Colombia Government International Bond
01/28/2026	4.500%		300,000	324,495
Colombian TES
07/24/2020	11.000%	COP	1,187,900,000	352,093
05/04/2022	7.000%	COP	1,389,000,000	410,535
07/24/2024	10.000%	COP	1,270,600,000	425,891
Total				1,513,014
Dominican Republic 0.0%
Dominican Republic International Bond(a)
07/19/2028	6.000%		150,000	163,766
Finland 0.1%
Finland Government Bond(a)
09/15/2028	0.500%	EUR	215,000	251,070
Germany 0.2%
Kreditanstalt fuer Wiederaufbau
08/20/2020	6.000%	AUD	435,000	304,779
03/15/2023	0.375%	EUR	160,000	181,014
08/15/2023	2.125%	EUR	280,000	337,735
Kreditanstalt fuer Wiederaufbau(k)
09/15/2023	0.000%	EUR	80,000	89,530
Total				913,058
Hungary 0.2%
Hungary Government International Bond
01/29/2020	6.250%		290,000	291,759
03/29/2021	6.375%		438,000	463,362
Total				755,121
India 0.1%
NTPC Ltd.(a)
05/03/2022	7.250%	INR	20,000,000	278,183
Indonesia 0.8%
Indonesia Government International Bond(a)
06/14/2023	2.625%	EUR	225,000	265,091
07/18/2024	2.150%	EUR	200,000	234,631
Indonesia Treasury Bond
07/15/2021	8.250%	IDR	260,000,000	19,080
05/15/2023	5.625%	IDR	289,000,000	20,113
03/15/2024	8.375%	IDR	2,201,000,000	166,871
06/15/2025	6.500%	IDR	1,604,000,000	113,845
09/15/2026	8.375%	IDR	1,782,000,000	136,478
05/15/2027	7.000%	IDR	2,047,000,000	145,139
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
05/15/2028	6.125%	IDR	3,489,000,000	231,554
03/15/2029	9.000%	IDR	2,112,000,000	168,026
05/15/2029	8.250%	IDR	1,034,000,000	79,004
09/15/2030	7.000%	IDR	3,425,000,000	240,579
05/15/2031	8.750%	IDR	3,900,000,000	304,704
08/15/2032	7.500%	IDR	340,000,000	24,132
05/15/2033	6.625%	IDR	509,000,000	33,298
06/15/2035	7.500%	IDR	1,095,000,000	78,102
05/15/2038	7.500%	IDR	1,751,000,000	122,792
Pelabuhan Indonesia II PT(a)
05/05/2025	4.250%		225,000	237,771
Perusahaan Penerbit SBSN Indonesia III(a)
03/29/2027	4.150%		270,000	289,201
PT Indonesia Asahan Aluminium Persero(a)
11/15/2028	6.530%		400,000	486,987
PT Jasa Marga Persero Tbk(a)
12/11/2020	7.500%	IDR	2,000,000,000	138,787
PT Pertamina Persero(a)
05/20/2023	4.300%		270,000	285,015
PT Perusahaan Listrik Negara(a)
05/15/2027	4.125%		280,000	293,724
Total				4,114,924
Ireland 0.3%
Ireland Government Bond(a)
03/20/2023	3.900%	EUR	620,000	781,707
03/18/2024	3.400%	EUR	560,000	717,395
Total				1,499,102
Israel 0.1%
Israel Electric Corp., Ltd.(a)
06/21/2023	6.875%		200,000	227,700
11/12/2024	5.000%		200,000	220,214
Total				447,914
Japan 0.2%
Japan Government Five-Year Bond
12/20/2023	0.100%	JPY	111,800,000	1,033,816
Kazakhstan 0.1%
KazMunayGas National Co. JSC(a)
04/24/2030	5.375%		215,000	248,022
Malaysia 0.3%
Malaysia Government Bond
07/15/2021	4.160%	MYR	1,300,000	316,800
11/30/2021	3.620%	MYR	450,000	108,925
09/30/2024	4.059%	MYR	975,000	242,029
03/14/2025	3.882%	MYR	545,000	134,332
11/16/2027	3.899%	MYR	650,000	160,732
06/15/2028	3.733%	MYR	375,000	91,628

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	17

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
04/15/2033	3.844%	MYR	1,223,000	296,900
11/07/2033	4.642%	MYR	525,000	138,093
07/05/2034	3.828%	MYR	400,000	97,381
Total				1,586,820
Mauritius 0.0%
Greenko Solar Mauritius Ltd.(a)
01/29/2025	5.550%		200,000	201,334
Mexico 0.2%
Banco Nacional de Comercio Exterior SNC(a),(m)
Subordinated
08/11/2026	3.800%		200,000	203,006
Petroleos Mexicanos
06/15/2035	6.625%		115,000	115,765
09/21/2047	6.750%		150,000	147,939
Petroleos Mexicanos(a)
01/23/2050	7.690%		485,000	521,071
Total				987,781
Netherlands 0.3%
BNG Bank NV(a)
02/22/2023	0.250%	EUR	160,000	179,978
06/07/2024	0.250%	EUR	155,000	175,245
Greenko Dutch BV(a)
07/24/2024	5.250%		225,000	228,277
Petrobras Global Finance BV
02/01/2029	5.750%		70,000	77,046
03/19/2049	6.900%		160,000	183,285
Petrobras Global Finance BV(a)
01/15/2030	5.093%		483,000	506,589
Total				1,350,420
Norway 0.3%
Nordea Eiendomskreditt AS(b)
3-month NIBOR + 0.300% 06/21/2023	1.950%	NOK	2,000,000	217,597
3-month NIBOR + 0.340% 06/19/2024	1.960%	NOK	2,000,000	217,550
Norway Government Bond(a)
05/25/2021	3.750%	NOK	6,480,000	728,166
05/24/2023	2.000%	NOK	3,675,000	408,501
Total				1,571,814
Oman 0.0%
Oman Government International Bond(a)
01/17/2028	5.625%		200,000	200,498
Peru 0.1%
Corporación Financiera de Desarrollo SA(a)
07/15/2025	4.750%		220,000	240,327
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
Petroleos del Peru SA(a)
06/19/2047	5.625%		215,000	245,827
Total				486,154
Philippines 0.4%
Philippine Government Bond
08/20/2020	3.375%	PHP	1,550,000	30,450
03/20/2021	3.500%	PHP	8,160,000	160,258
04/28/2021	6.500%	PHP	1,220,000	24,918
03/08/2023	5.500%	PHP	4,650,000	95,933
04/21/2023	3.500%	PHP	15,650,000	302,542
03/12/2024	6.250%	PHP	7,955,000	169,857
07/19/2031	8.000%	PHP	13,940,000	351,237
Philippine Government International Bond
01/15/2021	4.950%	PHP	12,000,000	238,132
05/17/2027	0.875%	EUR	305,000	344,030
01/14/2036	6.250%	PHP	20,000,000	475,599
Total				2,192,956
Portugal 0.3%
Portugal Government International Bond(a)
10/15/2024	5.125%		375,000	424,212
Portugal Obrigacoes do Tesouro OT(a)
04/15/2021	3.850%	EUR	395,000	461,548
10/17/2028	2.125%	EUR	405,000	515,287
Total				1,401,047
Qatar 0.1%
Qatar Government International Bond(a)
03/14/2029	4.000%		225,000	251,117
Russian Federation 0.0%
Russian Foreign Bond - Eurobond(a)
03/21/2029	4.375%		200,000	220,323
Saudi Arabia 0.2%
Saudi Arabian Oil Co.(a)
04/16/2029	3.500%		445,000	464,773
04/16/2039	4.250%		200,000	215,688
04/16/2049	4.375%		200,000	220,430
Saudi Government International Bond(a)
03/04/2028	3.625%		200,000	210,845
Total				1,111,736
Singapore 0.3%
BOC Aviation Ltd.(a)
09/18/2022	2.750%		200,000	200,118
Singapore Government Bond
09/01/2020	3.250%	SGD	1,295,000	958,585
04/01/2022	1.750%	SGD	425,000	312,328
Total				1,471,031

18	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Foreign Government Obligations(l),(n) (continued)
Issuer	Coupon Rate		Principal Amount ($)	Value ($)
South Africa 0.0%
South Africa Government International Bond
01/17/2024	4.665%		100,000	104,051
Sweden 0.1%
Sweden Government International Bond(a)
04/24/2023	0.125%	EUR	480,000	539,253
Turkey 0.1%
Turkey Government International Bond
03/23/2023	3.250%		240,000	228,337
United Arab Emirates 0.0%
DP World Crescent Ltd.(a)
09/26/2028	4.848%		200,000	218,667
United Kingdom 0.0%
United Kingdom Gilt(a)
09/07/2020	3.750%	GBP	90,000	119,086
Uruguay 0.0%
Uruguay Government International Bond
01/23/2031	4.375%		125,000	138,489
Total Foreign Government Obligations (Cost $33,771,129)				33,079,567

Limited Partnerships 0.0%
Issuer	Shares	Value ($)
Energy 0.0%
Oil, Gas & Consumable Fuels 0.0%
Energy Transfer Equity LP	2,768	32,690
Total Energy		32,690
Total Limited Partnerships (Cost $33,386)		32,690

Municipal Bonds 0.3%
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Local General Obligation 0.0%
Los Angeles Unified School District
Unlimited General Obligation Bonds
Build America Bonds -Taxable
Series 2009
07/01/2029	5.755%	250,000	304,963
Municipal Bonds (continued)
Issue Description	Coupon Rate	Principal Amount ($)	Value ($)
Sales Tax 0.1%
Santa Clara Valley Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
04/01/2032	5.876%	250,000	310,522
Transportation 0.1%
Metropolitan Transportation Authority
Revenue Bonds
Build America Bonds
Series 2010
11/15/2031	6.548%	250,000	324,915
Water & Sewer 0.1%
Metropolitan Water District of Southern California
Revenue Bonds
Build America Bonds
Subordinated Series 2010
07/01/2040	6.947%	400,000	411,768
Total Municipal Bonds (Cost $1,317,297)			1,352,168

Preferred Debt 0.0%
Issuer	Coupon Rate	Shares	Value ($)
Banking 0.0%
Wells Fargo & Co.(m)
12/31/2049	5.850%	8,485	229,180
Total Preferred Debt (Cost $230,368)			229,180

Preferred Stocks 0.2%
Issuer		Shares	Value ($)
Financials 0.2%
Banks 0.2%
U.S. Bancorp(m)	3.617%	480	409,066
U.S. Bancorp	5.500%	8,300	219,950
Valley National Bancorp(m)	5.500%	6,350	169,291
Total			798,307
Total Financials			798,307
Total Preferred Stocks (Cost $812,639)			798,307

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	19

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Agency 0.4%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Federal Home Loan Mortgage Corp.(b)
CMO Series 4638 Class UF
1-month USD LIBOR + 1.000% Floor 1.000%, Cap 6.000% 09/15/2044	2.781%	504,451	507,942
Federal National Mortgage Association(b)
CMO Series 2013-5 Class GF
1-month USD LIBOR + 1.100% Floor 1.100%, Cap 5.000% 10/25/2042	2.808%	571,265	576,774
Government National Mortgage Association(f)
CMO Series 2017-136 Class IO
09/20/2047	5.000%	1,905,355	301,796
CMO Series 2018-63 Class IO
09/20/2047	4.000%	2,248,506	346,127
Total Residential Mortgage-Backed Securities - Agency (Cost $1,862,830)			1,732,639

Residential Mortgage-Backed Securities - Non-Agency 8.1%

Adjustable Rate Mortgage Trust(b)
CMO Series 2005-9 Class 5A3
1-month USD LIBOR + 0.640% Floor 0.640%, Cap 11.000% 11/25/2035	2.348%	407,546	405,379
Alternative Loan Trust(c)
CMO Series 2005-43 Class 1A
10/25/2035	3.643%	383,096	372,207
American Home Mortgage Investment Trust(b)
CMO Series 2005-1 Class 6A
6-month USD LIBOR + 2.000% Floor 2.000% 06/25/2045	3.907%	386,390	395,259
Ameriquest Mortgage Securities, Inc. Asset Backed Pass-Through Certificates(b)
CMO Series 2005-R11 Class M1
1-month USD LIBOR + 0.450% Floor 0.450% 01/25/2036	2.158%	306,839	307,278
Arroyo Mortgage Trust(a),(c)
CMO Series 2018-1 Class A1
04/25/2048	3.763%	177,477	179,913
CMO Series 2019-1 Class A1
01/25/2049	3.805%	227,751	232,419
CMO Series 2019-2 Class A1
04/25/2049	3.347%	317,733	322,233
CMO Series 2019-3 Class A1
10/25/2048	2.962%	178,655	178,026
Asset-Backed Securities Corp. Home Equity Loan Trust(b)
CMO Series 2004-HE6 Class M1
1-month USD LIBOR + 0.945% Floor 0.945% 09/25/2034	2.653%	380,760	382,408
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Banc of America Funding Trust(b)
CMO Series 2006-G Class 2A1
1-month USD LIBOR + 0.220% Floor 0.220%, Cap 10.500% 07/20/2036	2.164%	320,806	320,882
Banc of America Funding Trust(a),(c)
CMO Series 2016-R1 Class A1
03/25/2040	2.500%	267,519	266,325
Subordinated CMO Series 2014-R6 Class 2A13
07/26/2036	2.083%	925,000	907,424
BCAP LLC Trust(a),(b)
CMO Series 2014-RR2 Class 6A1
1-month USD LIBOR + 0.240% Floor 0.240% 10/26/2036	2.063%	333,406	331,971
CMO Series 2014-RR5 Class 1A4
1-month USD LIBOR + 0.225% Floor 0.220%, Cap 14.000% 01/26/2036	2.273%	849,000	836,435
Bear Stearns Alt-A Trust(b)
CMO Series 2004-6 Class M1
1-month USD LIBOR + 0.825% Floor 0.825%, Cap 11.500% 07/25/2034	2.533%	788,770	781,012
Bear Stearns Mortgage Funding Trust(b)
CMO Series 2006-AR3 Class 1A1
1-month USD LIBOR + 0.180% Floor 0.180%, Cap 10.500% 10/25/2036	1.888%	639,525	614,148
CMO Series 2006-AR4 Class A1
1-month USD LIBOR + 0.210% Floor 0.210%, Cap 10.500% 12/25/2036	1.918%	449,476	461,088
CMO Series 2007-AR3 Class 21A1
1-month USD LIBOR + 0.150% Floor 0.150%, Cap 10.500% 04/25/2037	1.858%	666,068	661,045
Bear Stearns Trust(b)
CMO Series 2005-1 Class A1
1-month USD LIBOR + 0.560% Floor 0.560%, Cap 11.500% 01/25/2035	2.268%	8,693	8,698
Centex Home Equity Loan Trust(b)
CMO Series 2005-A Class M1
1-month USD LIBOR + 0.720% Floor 0.480% 01/25/2035	2.428%	523,672	525,045
CMO Series 2005-D Class M3
1-month USD LIBOR + 0.480% Floor 0.480% 10/25/2035	2.428%	840,986	841,628

20	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CIM Trust(a)
CMO Series 2017-7 Class A
04/25/2057	3.000%	580,526	583,944
CIM Trust(a),(c)
CMO Series 2018-R2 Class A1
08/27/2057	3.690%	674,035	677,755
CMO Series 2018-R4 Class A1
12/26/2057	4.070%	676,322	684,120
Citigroup Mortgage Loan Trust, Inc.(c)
CMO Series 2006-AR2 Class 1A1
03/25/2036	4.575%	401,624	372,291
Citigroup Mortgage Loan Trust, Inc.(b)
CMO Series 2006-HE1 Class M3
1-month USD LIBOR + 0.360% Floor 0.360% 01/25/2036	2.248%	722,998	724,966
Connecticut Avenue Securities Trust(a),(b)
CMO Series 2019-R04 Class 2M2
1-month USD LIBOR + 2.100% 06/25/2039	3.808%	200,000	200,423
Series 2019-R06 Class 2M2
1-month USD LIBOR + 2.100% 09/25/2039	3.808%	265,000	266,112
Countrywide Asset-Backed Certificates(b)
CMO Series 2004-AB2 Class M2
1-month USD LIBOR + 0.855% Floor 0.855% 05/25/2036	2.563%	472,765	474,358
CMO Series 2007-13 Class 2A1
1-month USD LIBOR + 0.900% Floor 0.900% 10/25/2047	2.608%	233,340	228,775
CMO Series 2007-13 Class 2A2
1-month USD LIBOR + 0.800% Floor 0.800% 10/25/2047	2.508%	463,851	452,032
Credit Suisse Mortgage Capital Trust(a)
CMO Series 2015-2R Class 1A1
08/27/2037	3.000%	362,916	366,653
CMO Series 20154R Class 5A1
10/27/2036	3.000%	268,088	269,641
Credit Suisse Mortgage Trust(a),(c)
CMO Series 2019-NQM1 Class A1
10/25/2059	2.656%	155,000	154,999
Credit-Based Asset Servicing & Securitization LLC(b)
CMO Series 2005-CB4 Class M2
1-month USD LIBOR + 0.450% Floor 0.450% 07/25/2035	2.158%	386,527	387,475
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CSMC Trust(a),(c)
CMO Series 2011-5R Class 6A9
11/27/2037	3.891%	495,544	504,572
CWABS Asset-Backed Certificates Trust(b)
CMO Series 2005-14 Class M2
1-month USD LIBOR + 0.470% Floor 0.470% 04/25/2036	2.413%	880,000	883,151
CMO Series 2005-17 Class MV1
1-month USD LIBOR + 0.460% Floor 0.460% 05/25/2036	2.168%	850,000	840,859
Deephaven Residential Mortgage Trust(a),(c)
CMO Series 2017-1A Class A1
12/26/2046	2.725%	110,495	110,035
CMO Series 2019-3A Class A1
07/25/2059	2.964%	656,763	659,451
Fannie Mae Connecticut Avenue Securities(b)
CMO Series 2016-C06 Class 1M1
1-month USD LIBOR + 1.300% 04/25/2029	3.008%	85,554	85,798
CMO Series 2017-C03 Class 1M1
1-month USD LIBOR + 0.950% 10/25/2029	2.658%	259,390	259,767
CMO Series 2017-C04 Class 2M1
1-month USD LIBOR + 0.850% Floor 0.850% 11/25/2029	2.558%	115,194	115,241
CMO Series 2017-C05 Class 1M1
1-month USD LIBOR + 0.550% Floor 0.550% 01/25/2030	2.258%	4,763	4,762
First Franklin Mortgage Loan Trust(b)
CMO Series 2004-FF11 Class M3
1-month USD LIBOR + 0.900% Floor 0.900% 01/25/2035	2.608%	747,906	752,912
CMO Series 2006-FF4 Class A3
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2036	1.988%	683,161	680,417
First Horizon Mortgage Pass-Through Trust(c)
CMO Series 2005-AR4 Class 2A1
10/25/2035	4.090%	380,160	370,386
First NLC Trust(b)
CMO Series 2005-4 Class A4
1-month USD LIBOR + 0.390% Floor 0.390%, Cap 14.000% 02/25/2036	2.098%	702,492	705,337

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	21

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
Freddie Mac Structured Agency Credit Risk Debt Notes(b)
CMO Series 2017-DNA2 Class M1
1-month USD LIBOR + 1.200% 10/25/2029	2.908%	139,257	139,648
CMO Series 2017-DNA3 Class M1
1-month USD LIBOR + 0.750% 03/25/2030	2.458%	312,111	312,239
GE-WMC Asset-Backed Pass-Through Certificates(b)
CMO Series 2005-1 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 10/25/2035	2.368%	664,025	662,709
GMACM Mortgage Loan Trust(c)
CMO Series 2006-AR1 Class 1A1
04/19/2036	4.159%	721,260	673,515
GSAMP Trust(b)
CMO Series 2005-WMC3 Class A2C
1-month USD LIBOR + 0.330% Floor 0.330% 12/25/2035	2.368%	810,000	798,447
HarborView Mortgage Loan Trust(b)
CMO Series 2007-6 Class 1A1A
1-month USD LIBOR + 0.200% Floor 0.200%, Cap 10.500% 08/19/2037	1.933%	613,923	572,587
Home Equity Mortgage Loan Asset-Backed Trust(b)
CMO Series 2005-D Class AII4
1-month USD LIBOR + 0.350% Floor 0.350% 03/25/2036	2.408%	450,605	451,788
Impac CMB Trust(b)
CMO Series 2004-8 Class 2A1 (FGIC)
1-month USD LIBOR + 0.700% Floor 0.700%, Cap 11.000% 10/25/2034	2.408%	572,370	571,411
JPMorgan Alternative Loan Trust(b)
CMO Series 2007-S1 Class A2
1-month USD LIBOR + 0.340% Floor 0.340%, Cap 11.500% 04/25/2047	2.048%	397,571	378,573
JPMorgan Mortgage Acquisition Trust(b)
CMO Series 2006-FRE1 Class M1
1-month USD LIBOR + 0.390% Floor 0.390% 05/25/2035	2.098%	600,000	599,479
CMO Series 2007-CH2 Class AV5
1-month USD LIBOR + 0.260% Floor 0.260% 01/25/2037	1.968%	630,000	602,789
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2007-CH3 Class A5
1-month USD LIBOR + 0.260% Floor 0.260% 03/25/2037	1.968%	895,000	888,803
CMO Series 2007-HE1 Class AV4
1-month USD LIBOR + 0.280% Floor 0.280% 03/25/2047	1.988%	1,103,000	1,006,557
Lehman XS Trust(b)
CMO Series 2007-16N Class 2A2
1-month USD LIBOR + 0.850% Floor 0.850% 09/25/2047	2.558%	708,049	702,820
Mill City Mortgage Loan Trust(a)
CMO Series 2018-3 Class A1
08/25/2058	3.500%	331,326	340,036
Morgan Stanley Mortgage Loan Trust(b)
CMO Series 2005-6AR Class 1A1
1-month USD LIBOR + 0.280% Floor 0.280% 11/25/2035	2.268%	15,040	15,039
MortgageIT Trust(b)
CMO Series 2005-4 Class A1
1-month USD LIBOR + 0.280% Floor 0.280%, Cap 11.500% 10/25/2035	2.268%	386,299	387,037
New Century Home Equity Loan Trust(b)
CMO Series 2005-3 Class M4
1-month USD LIBOR + 0.960% Floor 0.960%, Cap 12.500% 07/25/2035	2.348%	750,000	750,393
Nomura Resecuritization Trust(a),(c)
CMO Series 2014-3R Class 3A9
11/26/2035	2.343%	456,768	455,806
CMO Series 2015-6R Class 2A1
01/26/2037	4.000%	58,940	58,913
Nomura Resecuritization Trust(a),(b)
CMO Series 2014-6R Class 2A1
1-month USD LIBOR + 0.160% Floor 0.160% 03/26/2037	2.146%	207,337	205,583
Option One Mortgage Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.660% Floor 0.660% 05/25/2035	2.368%	384,836	385,684
CMO Series 2006-1 Class 1A1
1-month USD LIBOR + 0.220% Floor 0.220% 01/25/2036	1.928%	410,037	405,601

22	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
RALI Series Trust(b)
CMO Series 2006-QA6 Class A3
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2036	1.898%	612,782	576,165
CMO Series 2007-QH6 Class A1
1-month USD LIBOR + 0.190% Floor 0.190% 07/25/2037	1.898%	577,146	553,131
RAMP Trust(b)
CMO Series 2005-RS4 Class M4
1-month USD LIBOR + 0.640% Floor 0.640% 04/25/2035	2.668%	745,000	742,856
CMO Series 2005-RZ3 Class M3
1-month USD LIBOR + 0.550% Floor 0.550%, Cap 11.000% 09/25/2035	2.533%	850,000	850,907
Soundview Home Loan Trust(b)
CMO Series 2006-OPT5 Class 1A1
1-month USD LIBOR + 0.140% Floor 0.140% 07/25/2036	1.848%	718,331	701,474
Stanwich Mortgage(a),(d),(e)
CMO Series 2019-RPL1 Class A
03/15/2049	3.500%	750,000	750,000
Structured Adjustable Rate Mortgage Loan Trust(b)
CMO Series 2005-19XS Class 2A1
1-month USD LIBOR + 0.300% Floor 0.300% 10/25/2035	2.008%	564,606	568,220
Series 2007-4 Class 1A2
1-month USD LIBOR + 0.220% Floor 0.220% 05/25/2037	1.928%	691,382	669,684
Structured Asset Investment Loan Trust(b)
CMO Series 2004-6 Class A3
1-month USD LIBOR + 0.800% Floor 0.800% 07/25/2034	2.508%	641,032	636,249
Towd Point Mortgage Trust(a)
CMO Series 2017-3 Class A1
07/25/2057	2.750%	60,119	60,474
Towd Point Mortgage Trust(a),(b)
CMO Series 2017-5 Class A1
1-month USD LIBOR + 0.600% 02/25/2057	2.308%	429,566	428,561
Towd Point Mortgage Trust(a),(c)
CMO Series 2018-3 Class A1
05/25/2058	3.750%	119,588	123,615
Residential Mortgage-Backed Securities - Non-Agency (continued)
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
CMO Series 2018-4 Class A1
06/25/2058	3.000%	273,235	277,305
CMO Series 2019-1 Class A1
03/25/2058	3.750%	185,824	193,572
Verus Securitization Trust(a)
CMO Series 2018-1 Class A1
02/25/2048	2.929%	49,448	49,482
Washington Mutual Mortgage Pass-Through Certificates WMALT Trust(b)
CMO Series 2006-AR2 Class A1A
1-year MTA + 0.940% Floor 0.940% 04/25/2046	3.180%	377,502	352,149
Wells Fargo Alternative Loan Trust(b)
CMO Series 2005-2 Class M1
1-month USD LIBOR + 0.675% Floor 0.675% 10/25/2035	2.383%	228,190	229,323
Total Residential Mortgage-Backed Securities - Non-Agency (Cost $39,486,227)			40,275,679

Rights 0.0%
Issuer	Shares	Value ($)
Health Care 0.0%
Pharmaceuticals 0.0%
Bristol-Myers Squibb Co.(h)	62,962	135,368
Total Health Care		135,368
Total Rights (Cost $124,567)		135,368

Treasury Bills(l) 6.7%
Issuer	Effective Yield		Principal Amount ($)	Value ($)
Japan 0.6%
Japan Treasury Discount Bills
01/14/2020	(0.140%)	JPY	80,000,000	731,261
01/20/2020	(0.210%)	JPY	80,000,000	731,350
01/27/2020	(0.260%)	JPY	170,000,000	1,554,309
Total				3,016,920
United States 6.1%
U.S. Treasury Bill
05/28/2020	1.580%		198,000	196,458
U.S. Treasury Bills
12/03/2019	1.680%		1,500,000	1,499,725
12/12/2019	1.570%		362,000	361,798
12/19/2019	1.550%		366,000	365,689
01/09/2020	1.460%		570,000	569,065
01/16/2020	1.480%		495,000	494,036

Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	23

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Treasury Bills(l) (continued)
Issuer	Effective Yield	Principal Amount ($)	Value ($)
01/23/2020	1.510%	1,854,000	1,849,788
01/30/2020	1.520%	8,015,000	7,994,371
02/06/2020	1.520%	3,748,000	3,737,278
02/13/2020	1.510%	3,114,000	3,104,210
02/20/2020	1.530%	5,436,000	5,417,191
02/27/2020	1.520%	2,040,000	2,032,361
03/05/2020	1.530%	2,204,000	2,195,100
U.S. Treasury Bills(i)
12/26/2019	1.620%	406,000	405,514
Total			30,222,584
Total Treasury Bills (Cost $33,265,146)			33,239,504

U.S. Treasury Obligations 2.0%
Issuer	Coupon Rate	Principal Amount ($)	Value ($)
U.S. Treasury
02/29/2024	2.375%	800,000	824,188
04/30/2026	2.375%	440,000	457,600
11/15/2026	2.000%	640,000	651,600
02/15/2029	2.625%	365,000	391,291
05/15/2029	2.375%	1,335,000	1,403,419
02/15/2038	4.375%	905,000	1,231,224
11/15/2042	2.750%	1,315,000	1,448,760
02/15/2043	3.125%	1,270,000	1,486,495
02/15/2049	3.000%	1,535,000	1,797,869
Total U.S. Treasury Obligations (Cost $8,769,329)			9,692,446

Warrants 0.0%
Issuer	Shares	Value ($)
Information Technology 0.0%
Software 0.0%
Avaya Holdings Corp.(d),(e),(h)	8,745	13,380
Total Information Technology		13,380
Total Warrants (Cost $—)		13,380

Options Purchased Calls 0.0%
Value ($)
(Cost $38,753)	41,398

Options Purchased Puts 0.0%

(Cost $189,524)	13,884
Money Market Funds 21.4%
	Shares	Value ($)
Columbia Short-Term Cash Fund, 1.745%(o),(p)	106,278,371	106,278,371
Total Money Market Funds (Cost $106,269,687)		106,278,371
Total Investments in Securities (Cost $478,498,408)		483,815,744

Investments in securities sold short

Common Stocks (4.9)%
Issuer	Shares	Value ($)
Communication Services (0.1)%
Diversified Telecommunication Services (0.0)%
Zayo Group Holdings, Inc.(h)	(5,631)	(192,805)
Media (0.1)%
Discovery, Inc., Class A(h)	(8,299)	(273,369)
Total Communication Services		(466,174)
Consumer Discretionary (0.0)%
Hotels, Restaurants & Leisure (0.0)%
Stars Group, Inc. (The)(h)	(3,603)	(87,517)
Total Consumer Discretionary		(87,517)
Consumer Staples (0.0)%
Personal Products (0.0)%
Avon Products, Inc.(h)	(12,057)	(55,342)
Total Consumer Staples		(55,342)
Energy (0.0)%
Oil, Gas & Consumable Fuels (0.0)%
SemGroup Corp.	(3,360)	(51,643)
Total Energy		(51,643)
Financials (1.5)%
Banks (1.5)%
BB&T Corp.	(138,356)	(7,570,840)
Total Financials		(7,570,840)
Health Care (3.0)%
Biotechnology (0.7)%
AbbVie, Inc.	(37,569)	(3,295,928)
Health Care Providers & Services (1.6)%
Centene Corp.(h)	(128,508)	(7,770,879)

24	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)

Common Stocks (continued)
Issuer	Shares	Value ($)
Pharmaceuticals (0.7)%
Bristol-Myers Squibb Co.	(62,965)	(3,585,227)
Total Health Care		(14,652,034)
Industrials (0.2)%
Building Products (0.1)%
Builders FirstSource, Inc.(h)	(511)	(12,985)
Fortune Brands Home & Security, Inc.	(893)	(56,491)
JELD-WEN Holding, Inc.(h)	(1,931)	(43,930)
Masonite International Corp.(h)	(740)	(53,132)
Total		(166,538)
Electrical Equipment (0.0)%
Emerson Electric Co.	(1,000)	(73,860)
Professional Services (0.0)%
Nielsen Holdings PLC	(4,348)	(85,004)
Trading Companies & Distributors (0.1)%
Beacon Roofing Supply, Inc.(h)	(266)	(7,887)
Fastenal Co.	(1,211)	(43,014)
MSC Industrial Direct Co., Inc., Class A	(151)	(11,085)
United Rentals, Inc.(h)	(358)	(54,792)
Watsco, Inc.	(241)	(42,891)
WESCO International, Inc.(h)	(2,029)	(106,766)
WW Grainger, Inc.	(139)	(44,056)
Total		(310,491)
Total Industrials		(635,893)
Information Technology (0.0)%
Technology Hardware, Storage & Peripherals (0.0)%
Xerox Holdings Corp.	(3,446)	(134,153)
Total Information Technology		(134,153)

Common Stocks (continued)
Issuer	Shares	Value ($)
Materials (0.1)%
Chemicals (0.1)%
PPG Industries, Inc.	(1,224)	(157,700)
RPM International, Inc.	(908)	(66,947)
Sherwin-Williams Co. (The)	(123)	(71,725)
Total		(296,372)
Total Materials		(296,372)
Total Common Stocks (Proceeds $21,081,892)		(23,949,968)

Limited Partnerships (0.3)%

Energy (0.3)%
Oil, Gas & Consumable Fuels (0.3)%
Energy Transfer Equity LP	(137,316)	(1,621,702)
Total Energy		(1,621,702)
Total Limited Partnerships (Proceeds $1,783,914)		(1,621,702)

Rights (0.0)%

Health Care (0.0)%
Pharmaceuticals (0.0)%
Bristol-Myers Squibb Co.(h)	(62,962)	(135,368)
Total Health Care		(135,368)
Total Rights (Proceeds $142,040)		(135,368)
Total Investments in Securities Sold Short (Proceeds $23,007,846)		(25,707,038)
Total Investments in Securities, Net of Securities Sold Short		458,108,706
Other Assets & Liabilities, Net		37,632,375
Net Assets		495,741,081

At November 30, 2019, securities and/or cash totaling $69,087,980 were pledged as collateral.
Investments in derivatives
Forward foreign currency exchange contracts
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
640,000 AUD	575,770 CAD	ANZ Securities	02/12/2020	—	(52)
297,119 AUD	317,950 NZD	ANZ Securities	02/12/2020	3,000	—
2,449,401 AUD	1,683,585 USD	ANZ Securities	02/12/2020	23,667	—
640,000 AUD	430,074 USD	ANZ Securities	02/12/2020	—	(3,644)
1,150,474 CAD	1,280,000 AUD	ANZ Securities	02/12/2020	907	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	25

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,600,000 NZD	1,344,589 CAD	ANZ Securities	02/12/2020	—	(15,617)
1,152,787 NZD	745,093 USD	ANZ Securities	02/12/2020	4,175	—
596,453 NZD	380,922 USD	ANZ Securities	02/12/2020	—	(2,430)
2,759,188 SGD	2,003,020 USD	ANZ Securities	02/12/2020	—	(15,994)
547,055 USD	795,000 AUD	ANZ Securities	02/12/2020	—	(8,297)
795,000 AUD	717,289 CAD	Canadian Imperial Bank of Commerce	02/12/2020	1,498	—
1,098,564 CAD	835,000 USD	Canadian Imperial Bank of Commerce	02/12/2020	7,571	—
1,675,500 AUD	1,139,073 USD	Citi	12/18/2019	5,262	—
903,000 AUD	608,209 USD	Citi	12/18/2019	—	(2,852)
7,725,000 BRL	1,865,328 USD	Citi	12/18/2019	42,146	—
1,522,000 CAD	1,163,912 USD	Citi	12/18/2019	17,875	—
830,496 CAD	623,108 USD	Citi	12/18/2019	—	(2,239)
4,826,664 CHF	4,874,018 USD	Citi	12/18/2019	39,052	—
736,466,998 CLP	1,025,342 USD	Citi	12/18/2019	108,168	—
1,491,740,040 COP	434,195 USD	Citi	12/18/2019	10,444	—
3,448,495 EUR	3,832,225 USD	Citi	12/18/2019	27,898	—
406,000 EUR	447,780 USD	Citi	12/18/2019	—	(113)
3,275,502 GBP	4,125,484 USD	Citi	12/18/2019	—	(113,753)
742,930,496 HUF	2,478,470 USD	Citi	12/18/2019	29,070	—
137,503,000 HUF	450,486 USD	Citi	12/18/2019	—	(2,853)
6,002,141,109 IDR	425,620 USD	Citi	12/18/2019	963	—
16,399,323,406 IDR	1,148,898 USD	Citi	12/18/2019	—	(11,370)
568,750 ILS	164,387 USD	Citi	12/18/2019	566	—
1,872,000 ILS	533,951 USD	Citi	12/18/2019	—	(5,254)
16,502,348 INR	230,523 USD	Citi	12/18/2019	801	—
27,015,351 INR	372,359 USD	Citi	12/18/2019	—	(3,711)
247,882,000 JPY	2,288,988 USD	Citi	12/18/2019	20,351	—
11,979,000 KRW	10,303 USD	Citi	12/18/2019	157	—
5,954,840,483 KRW	4,946,964 USD	Citi	12/18/2019	—	(96,952)
26,288,625 MXN	1,353,861 USD	Citi	12/18/2019	13,471	—
20,601,500 MXN	1,032,582 USD	Citi	12/18/2019	—	(17,836)
44,566,496 NOK	4,912,604 USD	Citi	12/18/2019	78,272	—
7,000 NZD	4,509 USD	Citi	12/18/2019	14	—
2,771,500 NZD	1,751,369 USD	Citi	12/18/2019	—	(28,391)
8,257,481 PHP	162,866 USD	Citi	12/18/2019	493	—
19,714,062 PHP	380,659 USD	Citi	12/18/2019	—	(6,994)
4,665,000 PLN	1,203,028 USD	Citi	12/18/2019	11,642	—
7,174,250 PLN	1,805,926 USD	Citi	12/18/2019	—	(26,294)
38,070,000 SEK	3,932,809 USD	Citi	12/18/2019	—	(47,030)
352,250 SGD	258,561 USD	Citi	12/18/2019	958	—
1,511,500 SGD	1,090,534 USD	Citi	12/18/2019	—	(14,837)
18,521,500 TWD	609,590 USD	Citi	12/18/2019	2,133	—
31,875,005 TWD	1,026,969 USD	Citi	12/18/2019	—	(18,448)
1,769,801 USD	2,578,500 AUD	Citi	12/18/2019	—	(24,931)
196,645 USD	839,771 BRL	Citi	12/18/2019	1,549	—
1,472,281 USD	6,045,457 BRL	Citi	12/18/2019	—	(45,488)
4,827 USD	6,425 CAD	Citi	12/18/2019	11	—
1,772,957 USD	2,346,071 CAD	Citi	12/18/2019	—	(6,410)
5,716,762 USD	5,595,497 CHF	Citi	12/18/2019	—	(111,640)
20,023 USD	16,128,500 CLP	Citi	12/18/2019	63	—
846,304 USD	623,567,498 CLP	Citi	12/18/2019	—	(69,731)
428,890 USD	1,459,336,270 COP	Citi	12/18/2019	—	(14,343)
314,911 USD	285,750 EUR	Citi	12/18/2019	324	—
3,794,155 USD	3,421,744 EUR	Citi	12/18/2019	—	(19,340)
4,108,326 USD	3,275,502 GBP	Citi	12/18/2019	130,911	—
779,977 USD	237,459,999 HUF	Citi	12/18/2019	2,915	—
1,458,974 USD	439,597,499 HUF	Citi	12/18/2019	—	(9,647)
1,270,236 USD	18,200,152,624 IDR	Citi	12/18/2019	17,443	—
26	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
528,044 USD	7,436,265,000 IDR	Citi	12/18/2019	—	(1,921)
719,349 USD	2,516,000 ILS	Citi	12/18/2019	5,352	—
76,800 USD	266,000 ILS	Citi	12/18/2019	—	(182)
273,916 USD	19,979,400 INR	Citi	12/18/2019	4,209	—
412,644 USD	29,443,000 INR	Citi	12/18/2019	—	(2,781)
2,013,315 USD	216,228,256 JPY	Citi	12/18/2019	—	(34,376)
1,506,570 USD	1,784,273,500 KRW	Citi	12/18/2019	4,759	—
3,564,887 USD	4,154,731,739 KRW	Citi	12/18/2019	—	(45,713)
1,300,948 USD	25,742,001 MXN	Citi	12/18/2019	11,572	—
1,577,845 USD	30,442,500 MXN	Citi	12/18/2019	—	(25,659)
160,704 USD	1,483,500 NOK	Citi	12/18/2019	218	—
4,187,934 USD	38,273,996 NOK	Citi	12/18/2019	—	(36,178)
1,684,052 USD	2,641,499 NZD	Citi	12/18/2019	12,226	—
88,187 USD	137,001 NZD	Citi	12/18/2019	—	(210)
631,922 USD	32,762,004 PHP	Citi	12/18/2019	12,302	—
46,493 USD	2,358,500 PHP	Citi	12/18/2019	—	(116)
1,853,864 USD	7,303,251 PLN	Citi	12/18/2019	11,301	—
1,930,625 USD	7,444,749 PLN	Citi	12/18/2019	—	(29,323)
3,434,458 USD	33,162,500 SEK	Citi	12/18/2019	32,351	—
514,557 USD	4,907,500 SEK	Citi	12/18/2019	—	(1,527)
978,740 USD	1,348,000 SGD	Citi	12/18/2019	7,062	—
601,562 USD	818,000 SGD	Citi	12/18/2019	—	(3,353)
867,481 USD	26,771,005 TWD	Citi	12/18/2019	10,538	—
1,079,983 USD	32,793,000 TWD	Citi	12/18/2019	—	(4,459)
2,918,660 USD	43,758,496 ZAR	Citi	12/18/2019	61,585	—
44,567 USD	652,500 ZAR	Citi	12/18/2019	—	(127)
61,125 ZAR	4,172 USD	Citi	12/18/2019	9	—
44,166,496 ZAR	2,904,789 USD	Citi	12/18/2019	—	(103,243)
170,000,000 JPY	1,577,060 USD	Citi	01/27/2020	16,937	—
635,000 AUD	434,715 USD	Citi	02/12/2020	4,386	—
456,720 EUR	511,828 USD	Citi	02/12/2020	6,032	—
320,000 GBP	400,433 USD	Citi	02/12/2020	—	(14,499)
134,574,748 JPY	1,840,000 AUD	Citi	02/12/2020	10,862	—
69,261,499 JPY	641,667 USD	Citi	02/12/2020	5,496	—
8,818,776 MXN	453,771 USD	Citi	02/12/2020	7,742	—
8,861,233 MXN	443,535 USD	Citi	02/12/2020	—	(4,641)
239,898 USD	216,764 EUR	Citi	02/12/2020	158	—
1,017,006 USD	913,440 EUR	Citi	02/12/2020	—	(5,414)
635,000 USD	67,895,597 JPY	Citi	02/12/2020	—	(11,376)
543,975 USD	10,886,034 MXN	Citi	02/12/2020	6,610	—
444,932 USD	8,703,532 MXN	Citi	02/12/2020	—	(4,732)
1,156,456 BRL	274,005 USD	Citi	03/18/2020	2,161	—
839,770 BRL	195,859 USD	Citi	03/18/2020	—	(1,543)
48,385,500 CLP	61,231 USD	Citi	03/18/2020	822	—
16,128,500 CLP	20,079 USD	Citi	03/18/2020	—	(57)
32,403,768 COP	9,363 USD	Citi	03/18/2020	204	—
183,748 EUR	204,819 USD	Citi	03/18/2020	888	—
110,250 EUR	122,279 USD	Citi	03/18/2020	—	(80)
101,688,000 HUF	338,373 USD	Citi	03/18/2020	1,594	—
101,688,000 HUF	335,182 USD	Citi	03/18/2020	—	(1,597)
94,961,232 JPY	879,322 USD	Citi	03/18/2020	5,380	—
27,814,245 KRW	23,758 USD	Citi	03/18/2020	157	—
8,015,000 NOK	876,454 USD	Citi	03/18/2020	6,770	—
56,000 NZD	36,025 USD	Citi	03/18/2020	15	—
56,000 NZD	35,939 USD	Citi	03/18/2020	—	(71)
2,127,504 SEK	222,778 USD	Citi	03/18/2020	—	(678)
1,559,228 USD	1,537,664 CHF	Citi	03/18/2020	—	(8,353)
75,423 USD	1,078,317,703 IDR	Citi	03/18/2020	15	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	27

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
302,083 USD	4,313,270,812 IDR	Citi	03/18/2020	—	(331)
165,233 USD	568,750 ILS	Citi	03/18/2020	—	(556)
54,145 USD	3,936,464 INR	Citi	03/18/2020	119	—
27,211 USD	1,968,232 INR	Citi	03/18/2020	—	(78)
657,957 USD	13,012,130 MXN	Citi	03/18/2020	—	(3,136)
139,920 USD	7,148,960 PHP	Citi	03/18/2020	200	—
56,065 USD	2,859,584 PHP	Citi	03/18/2020	—	(17)
148,533 USD	581,750 PLN	Citi	03/18/2020	29	—
299,364 USD	1,163,500 PLN	Citi	03/18/2020	—	(2,240)
222,064 USD	302,248 SGD	Citi	03/18/2020	—	(799)
182,257 USD	5,500,500 TWD	Citi	03/18/2020	—	(573)
16,316 USD	244,496 ZAR	Citi	03/18/2020	127	—
4,121 USD	61,124 ZAR	Citi	03/18/2020	—	(10)
363,000 GBP	455,126 USD	Goldman Sachs	12/13/2019	—	(14,566)
16,257,800 ZAR	1,085,736 USD	Goldman Sachs	12/13/2019	—	(22,344)
3,590,700 EUR	3,976,314 USD	Goldman Sachs	12/16/2019	15,772	—
40,400 EUR	44,448 USD	Goldman Sachs	12/16/2019	—	(113)
485,100 GBP	629,442 USD	Goldman Sachs	12/16/2019	1,674	—
5,116,000 GBP	6,457,815 USD	Goldman Sachs	12/16/2019	—	(162,810)
237,417 USD	215,600 EUR	Goldman Sachs	12/16/2019	390	—
776,406 USD	697,200 EUR	Goldman Sachs	12/16/2019	—	(7,395)
1,567,788 USD	1,214,600 GBP	Goldman Sachs	12/16/2019	4,028	—
536,591 USD	414,600 GBP	Goldman Sachs	12/16/2019	—	(57)
80,000,000 JPY	750,078 USD	Goldman Sachs	01/14/2020	16,407	—
80,000,000 JPY	748,391 USD	Goldman Sachs	01/21/2020	14,448	—
955,168 CAD	650,000 EUR	Goldman Sachs	02/12/2020	420	—
1,331,591 CAD	903,000 EUR	Goldman Sachs	02/12/2020	—	(2,913)
1,275,000 CAD	8,659,006 NOK	Goldman Sachs	02/12/2020	—	(20,742)
1,344,775 CAD	1,600,000 NZD	Goldman Sachs	02/12/2020	15,477	—
320,000 EUR	519,507 AUD	Goldman Sachs	02/12/2020	—	(2,324)
640,000 EUR	573,901 GBP	Goldman Sachs	02/12/2020	35,385	—
456,720 EUR	510,420 USD	Goldman Sachs	02/12/2020	4,624	—
4,398,839 MXN	226,756 USD	Goldman Sachs	02/12/2020	4,275	—
3,818,543 MXN	190,535 USD	Goldman Sachs	02/12/2020	—	(2,596)
645,000 NZD	541,649 CAD	Goldman Sachs	02/12/2020	—	(6,588)
672,533 USD	992,347 AUD	Goldman Sachs	02/12/2020	—	(36)
480,481 USD	432,303 EUR	Goldman Sachs	02/12/2020	—	(1,726)
402,688 USD	320,000 GBP	Goldman Sachs	02/12/2020	12,244	—
320,000 USD	6,365,120 MXN	Goldman Sachs	02/12/2020	1,930	—
226,879 USD	4,409,780 MXN	Goldman Sachs	02/12/2020	—	(3,845)
885,000 USD	1,203,069 SGD	Goldman Sachs	02/12/2020	—	(4,664)
2,205,983 AUD	1,514,670 USD	HSBC	02/12/2020	19,712	—
1,038,411 CAD	780,239 USD	HSBC	02/12/2020	—	(1,884)
104,013 EUR	115,003 USD	HSBC	02/12/2020	—	(186)
857,765 GBP	963,603 EUR	HSBC	02/12/2020	—	(45,086)
834,674 GBP	1,060,188 USD	HSBC	02/12/2020	—	(22,102)
69,289,732 JPY	641,667 USD	HSBC	02/12/2020	5,237	—
611,012 SGD	450,000 USD	HSBC	02/12/2020	2,897	—
484,173 USD	714,694 AUD	HSBC	02/12/2020	163	—
197,598 USD	176,060 EUR	HSBC	02/12/2020	—	(2,620)
1,211,593 USD	955,000 GBP	HSBC	02/12/2020	26,719	—
2,551,667 USD	271,390,376 JPY	HSBC	02/12/2020	—	(58,933)
1,675,500 AUD	1,139,072 USD	JPMorgan	12/18/2019	5,261	—
903,000 AUD	608,208 USD	JPMorgan	12/18/2019	—	(2,852)
7,725,000 BRL	1,865,325 USD	JPMorgan	12/18/2019	42,143	—
1,522,000 CAD	1,163,910 USD	JPMorgan	12/18/2019	17,873	—
830,504 CAD	623,113 USD	JPMorgan	12/18/2019	—	(2,240)
4,826,666 CHF	4,874,014 USD	JPMorgan	12/18/2019	39,046	—
28	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
736,467,010 CLP	1,025,321 USD	JPMorgan	12/18/2019	108,147	—
1,491,740,040 COP	434,195 USD	JPMorgan	12/18/2019	10,444	—
3,448,504 EUR	3,832,230 USD	JPMorgan	12/18/2019	27,894	—
406,001 EUR	447,781 USD	JPMorgan	12/18/2019	—	(113)
3,275,498 GBP	4,125,474 USD	JPMorgan	12/18/2019	—	(113,758)
742,930,496 HUF	2,478,467 USD	JPMorgan	12/18/2019	29,067	—
137,503,000 HUF	450,486 USD	JPMorgan	12/18/2019	—	(2,854)
6,002,141,106 IDR	425,620 USD	JPMorgan	12/18/2019	962	—
16,399,323,404 IDR	1,148,897 USD	JPMorgan	12/18/2019	—	(11,372)
568,750 ILS	164,387 USD	JPMorgan	12/18/2019	565	—
1,872,000 ILS	533,951 USD	JPMorgan	12/18/2019	—	(5,255)
16,502,348 INR	230,522 USD	JPMorgan	12/18/2019	800	—
27,015,345 INR	372,358 USD	JPMorgan	12/18/2019	—	(3,711)
247,882,000 JPY	2,288,985 USD	JPMorgan	12/18/2019	20,348	—
11,979,000 KRW	10,303 USD	JPMorgan	12/18/2019	157	—
5,954,840,485 KRW	4,946,958 USD	JPMorgan	12/18/2019	—	(96,959)
26,288,623 MXN	1,353,859 USD	JPMorgan	12/18/2019	13,469	—
20,601,500 MXN	1,032,581 USD	JPMorgan	12/18/2019	—	(17,837)
44,566,504 NOK	4,912,599 USD	JPMorgan	12/18/2019	78,266	—
7,000 NZD	4,509 USD	JPMorgan	12/18/2019	14	—
2,771,500 NZD	1,751,367 USD	JPMorgan	12/18/2019	—	(28,393)
7,542,582 PHP	148,804 USD	JPMorgan	12/18/2019	489	—
20,428,955 PHP	394,715 USD	JPMorgan	12/18/2019	—	(6,995)
4,665,000 PLN	1,203,027 USD	JPMorgan	12/18/2019	11,640	—
7,174,250 PLN	1,805,924 USD	JPMorgan	12/18/2019	—	(26,297)
38,070,000 SEK	3,932,804 USD	JPMorgan	12/18/2019	—	(47,035)
352,250 SGD	258,561 USD	JPMorgan	12/18/2019	958	—
1,511,500 SGD	1,090,532 USD	JPMorgan	12/18/2019	—	(14,838)
18,521,500 TWD	609,591 USD	JPMorgan	12/18/2019	2,135	—
31,874,995 TWD	1,026,966 USD	JPMorgan	12/18/2019	—	(18,450)
1,769,804 USD	2,578,500 AUD	JPMorgan	12/18/2019	—	(24,933)
196,646 USD	839,771 BRL	JPMorgan	12/18/2019	1,549	—
1,472,282 USD	6,045,457 BRL	JPMorgan	12/18/2019	—	(45,490)
4,831 USD	6,430 CAD	JPMorgan	12/18/2019	11	—
1,772,961 USD	2,346,074 CAD	JPMorgan	12/18/2019	—	(6,413)
5,716,775 USD	5,595,503 CHF	JPMorgan	12/18/2019	—	(111,647)
20,023 USD	16,128,501 CLP	JPMorgan	12/18/2019	63	—
846,305 USD	623,567,503 CLP	JPMorgan	12/18/2019	—	(69,733)
428,890 USD	1,459,336,270 COP	JPMorgan	12/18/2019	—	(14,344)
314,912 USD	285,750 EUR	JPMorgan	12/18/2019	323	—
3,794,171 USD	3,421,754 EUR	JPMorgan	12/18/2019	—	(19,344)
4,108,326 USD	3,275,498 GBP	JPMorgan	12/18/2019	130,906	—
779,978 USD	237,459,999 HUF	JPMorgan	12/18/2019	2,914	—
1,458,976 USD	439,597,499 HUF	JPMorgan	12/18/2019	—	(9,648)
1,270,237 USD	18,200,152,616 IDR	JPMorgan	12/18/2019	17,441	—
528,045 USD	7,436,265,000 IDR	JPMorgan	12/18/2019	—	(1,921)
719,350 USD	2,516,000 ILS	JPMorgan	12/18/2019	5,352	—
76,800 USD	266,000 ILS	JPMorgan	12/18/2019	—	(183)
273,916 USD	19,979,394 INR	JPMorgan	12/18/2019	4,208	—
412,645 USD	29,443,000 INR	JPMorgan	12/18/2019	—	(2,781)
2,013,318 USD	216,228,256 JPY	JPMorgan	12/18/2019	—	(34,378)
1,506,572 USD	1,784,273,500 KRW	JPMorgan	12/18/2019	4,758	—
3,564,892 USD	4,154,731,742 KRW	JPMorgan	12/18/2019	—	(45,718)
1,300,949 USD	25,741,999 MXN	JPMorgan	12/18/2019	11,570	—
1,577,847 USD	30,442,500 MXN	JPMorgan	12/18/2019	—	(25,661)
160,705 USD	1,483,500 NOK	JPMorgan	12/18/2019	217	—
4,187,940 USD	38,274,001 NOK	JPMorgan	12/18/2019	—	(36,183)
1,684,053 USD	2,641,497 NZD	JPMorgan	12/18/2019	12,224	—
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	29

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
88,189 USD	137,003 NZD	JPMorgan	12/18/2019	—	(210)
631,922 USD	32,761,996 PHP	JPMorgan	12/18/2019	12,302	—
46,493 USD	2,358,500 PHP	JPMorgan	12/18/2019	—	(116)
1,853,866 USD	7,303,250 PLN	JPMorgan	12/18/2019	11,299	—
1,930,628 USD	7,444,750 PLN	JPMorgan	12/18/2019	—	(29,325)
3,434,462 USD	33,162,500 SEK	JPMorgan	12/18/2019	32,347	—
514,558 USD	4,907,500 SEK	JPMorgan	12/18/2019	—	(1,528)
978,741 USD	1,348,000 SGD	JPMorgan	12/18/2019	7,061	—
601,563 USD	818,000 SGD	JPMorgan	12/18/2019	—	(3,354)
867,482 USD	26,770,995 TWD	JPMorgan	12/18/2019	10,537	—
1,079,985 USD	32,793,000 TWD	JPMorgan	12/18/2019	—	(4,460)
2,918,664 USD	43,758,504 ZAR	JPMorgan	12/18/2019	61,581	—
44,567 USD	652,500 ZAR	JPMorgan	12/18/2019	—	(127)
61,125 ZAR	4,172 USD	JPMorgan	12/18/2019	9	—
44,166,504 ZAR	2,904,786 USD	JPMorgan	12/18/2019	—	(103,247)
640,000 GBP	827,466 USD	JPMorgan	02/12/2020	—	(2,398)
2,952,869 NOK	322,500 USD	JPMorgan	02/12/2020	2,088	—
1,811,278 USD	1,625,750 EUR	JPMorgan	02/12/2020	—	(10,836)
1,238,282 USD	962,500 GBP	JPMorgan	02/12/2020	9,755	—
1,156,458 BRL	274,005 USD	JPMorgan	03/18/2020	2,161	—
839,772 BRL	195,860 USD	JPMorgan	03/18/2020	—	(1,543)
48,385,501 CLP	61,231 USD	JPMorgan	03/18/2020	822	—
16,128,501 CLP	20,079 USD	JPMorgan	03/18/2020	—	(57)
32,403,772 COP	9,363 USD	JPMorgan	03/18/2020	204	—
183,750 EUR	204,820 USD	JPMorgan	03/18/2020	888	—
110,250 EUR	122,279 USD	JPMorgan	03/18/2020	—	(81)
101,687,998 HUF	338,373 USD	JPMorgan	03/18/2020	1,594	—
101,687,998 HUF	335,182 USD	JPMorgan	03/18/2020	—	(1,597)
94,961,232 JPY	879,321 USD	JPMorgan	03/18/2020	5,379	—
27,814,236 KRW	23,757 USD	JPMorgan	03/18/2020	156	—
8,014,997 NOK	876,452 USD	JPMorgan	03/18/2020	6,769	—
56,002 NZD	36,026 USD	JPMorgan	03/18/2020	15	—
55,998 NZD	35,937 USD	JPMorgan	03/18/2020	—	(71)
2,127,496 SEK	222,777 USD	JPMorgan	03/18/2020	—	(678)
1,559,232 USD	1,537,666 CHF	JPMorgan	03/18/2020	—	(8,355)
75,424 USD	1,078,317,702 IDR	JPMorgan	03/18/2020	14	—
302,083 USD	4,313,270,808 IDR	JPMorgan	03/18/2020	—	(331)
165,234 USD	568,750 ILS	JPMorgan	03/18/2020	—	(556)
54,145 USD	3,936,464 INR	JPMorgan	03/18/2020	119	—
27,211 USD	1,968,232 INR	JPMorgan	03/18/2020	—	(78)
657,958 USD	13,012,118 MXN	JPMorgan	03/18/2020	—	(3,137)
139,915 USD	7,148,954 PHP	JPMorgan	03/18/2020	205	—
56,065 USD	2,859,582 PHP	JPMorgan	03/18/2020	—	(17)
148,533 USD	581,750 PLN	JPMorgan	03/18/2020	29	—
299,365 USD	1,163,500 PLN	JPMorgan	03/18/2020	—	(2,240)
222,067 USD	302,252 SGD	JPMorgan	03/18/2020	—	(799)
182,255 USD	5,500,500 TWD	JPMorgan	03/18/2020	—	(572)
16,317 USD	244,504 ZAR	JPMorgan	03/18/2020	127	—
4,121 USD	61,126 ZAR	JPMorgan	03/18/2020	—	(10)
3,387,157 CAD	2,570,000 USD	Morgan Stanley	02/12/2020	18,821	—
650,000 EUR	958,119 CAD	Morgan Stanley	02/12/2020	1,803	—
322,500 EUR	281,260 GBP	Morgan Stanley	02/12/2020	7,545	—
7,693,579 EUR	8,598,486 USD	Morgan Stanley	02/12/2020	78,208	—
162,068 EUR	178,917 USD	Morgan Stanley	02/12/2020	—	(566)
322,500 GBP	418,340 USD	Morgan Stanley	02/12/2020	167	—
4,408,904 MXN	227,292 USD	Morgan Stanley	02/12/2020	4,302	—
2,146,910 NOK	317,500 CAD	Morgan Stanley	02/12/2020	6,180	—
1,101,638 SGD	808,269 USD	Morgan Stanley	02/12/2020	2,154	—
30	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Forward foreign currency exchange contracts (continued)
Currency to be sold	Currency to be purchased	Counterparty	Settlement date	Unrealized appreciation ($)	Unrealized depreciation ($)
1,089,061 SGD	788,808 USD	Morgan Stanley	02/12/2020	—	(8,104)
288,120 USD	259,382 EUR	Morgan Stanley	02/12/2020	—	(867)
227,292 USD	4,435,656 MXN	Morgan Stanley	02/12/2020	—	(2,949)
800,968 CAD	965,000 NZD	National Australia Bank	02/12/2020	16,941	—
667,758 NZD	431,188 USD	National Australia Bank	02/12/2020	2,007	—
315,000 NZD	199,200 USD	National Australia Bank	02/12/2020	—	(3,256)
326,960 AUD	349,808 NZD	RBC Capital Markets	02/12/2020	3,253	—
570,949 CAD	387,000 EUR	RBC Capital Markets	02/12/2020	—	(1,449)
3,930,605 CAD	2,995,698 USD	RBC Capital Markets	02/12/2020	35,199	—
499,031 CAD	374,657 USD	RBC Capital Markets	02/12/2020	—	(1,209)
320,000 EUR	518,884 AUD	RBC Capital Markets	02/12/2020	—	(2,746)
32,871,623 JPY	405,000 CAD	RBC Capital Markets	02/12/2020	3,115	—
835,000 USD	1,098,342 CAD	RBC Capital Markets	02/12/2020	—	(7,738)
1,673,865 USD	1,290,000 GBP	RBC Capital Markets	02/12/2020	—	(1,172)
1,032,714 AUD	640,000 EUR	Standard Chartered	02/12/2020	8,917	—
725,000 EUR	804,685 USD	Standard Chartered	02/12/2020	1,781	—
322,500 GBP	418,411 USD	Standard Chartered	02/12/2020	238	—
320,000 GBP	414,432 USD	Standard Chartered	02/12/2020	—	(500)
67,575,112 JPY	635,000 USD	Standard Chartered	02/12/2020	14,319	—
600,400 SGD	435,000 USD	Standard Chartered	02/12/2020	—	(4,338)
1,705,000 USD	183,681,963 JPY	Standard Chartered	02/12/2020	—	(17,872)
1,290,000 EUR	1,901,028 CAD	State Street	02/12/2020	3,224	—
323,540 EUR	362,298 USD	State Street	02/12/2020	3,993	—
346,792 GBP	400,000 EUR	State Street	02/12/2020	—	(6,691)
321,250 GBP	414,990 USD	State Street	02/12/2020	—	(1,562)
89,097,960 JPY	840,000 USD	State Street	02/12/2020	21,631	—
8,993,332 MXN	457,529 USD	State Street	02/12/2020	2,672	—
26,071,374 MXN	1,311,328 USD	State Street	02/12/2020	—	(7,289)
6,459,080 NOK	957,500 CAD	State Street	02/12/2020	20,315	—
12,702,265 NOK	1,423,909 USD	State Street	02/12/2020	45,604	—
320,000 NZD	270,938 CAD	State Street	02/12/2020	—	(1,602)
1,010,108 USD	798,556 GBP	State Street	02/12/2020	25,350	—
1,283,333 USD	135,932,592 JPY	State Street	02/12/2020	—	(34,786)
434,203 USD	8,757,054 MXN	State Street	02/12/2020	8,704	—
450,793 USD	8,837,679 MXN	State Street	02/12/2020	—	(3,808)
592,999 USD	938,301 NZD	State Street	02/12/2020	10,065	—
340,767 CAD	257,316 USD	TD Securities	02/12/2020	654	—
279,957 GBP	322,500 EUR	TD Securities	02/12/2020	—	(5,856)
430,000 USD	571,713 CAD	TD Securities	02/12/2020	609	—
387,412 EUR	429,563 USD	UBS	02/12/2020	523	—
3,701,021 NOK	404,461 USD	UBS	02/12/2020	2,869	—
323,898 SGD	234,895 USD	UBS	02/12/2020	—	(2,115)
151,143 USD	137,254 EUR	UBS	02/12/2020	860	—
717,629 USD	640,000 EUR	UBS	02/12/2020	—	(8,859)
645,000 USD	5,918,751 NOK	UBS	02/12/2020	—	(2,765)
Total				2,154,458	(2,631,128)

Long futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
90-Day Sterling	88	03/2020	GBP	10,919,700	—	(16,617)
90-Day Sterling	1	06/2020	GBP	124,131	—	(76)
90-Day Sterling	2	09/2020	GBP	248,300	—	(163)
90-Day Sterling	2	12/2020	GBP	248,250	—	(414)
90-Day Sterling	2	03/2021	GBP	248,300	—	(425)
90-Day Sterling	2	06/2021	GBP	248,275	—	(439)
90-Day Sterling	1	09/2021	GBP	124,119	—	(396)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	31

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Amsterdam Index	17	12/2019	EUR	2,030,582	717	—
Amsterdam Index	2	12/2019	EUR	238,892	—	(585)
Australian 10-Year Bond	99	12/2019	AUD	14,558,106	28,427	—
Australian 3-Year Bond	276	12/2019	AUD	31,979,844	75,724	—
Australian 3-Year Bond	67	12/2019	AUD	7,763,223	9,735	—
Australian Dollar	77	12/2019	USD	5,210,590	—	(96,039)
Brent Crude	22	12/2019	USD	1,330,780	—	(32,832)
Brent Crude	32	12/2019	USD	1,935,680	—	(40,448)
British Pound	74	12/2019	USD	5,983,363	18,454	—
CAC40 Index	34	12/2019	EUR	2,005,660	2,788	—
CAC40 Index	16	12/2019	EUR	943,840	2,352	—
Canadian Dollar	80	12/2019	USD	6,023,200	—	(99,013)
Canadian Government 10-Year Bond	79	03/2020	CAD	11,065,530	—	(14,287)
Cocoa	35	03/2020	USD	898,800	13,422	—
Cocoa	13	03/2020	GBP	244,530	3,418	—
Coffee	2	03/2020	USD	89,288	807	—
DAX Index	6	12/2019	EUR	1,986,975	88,609	—
DAX Index	3	12/2019	EUR	993,488	36,144	—
DJIA Mini E	32	12/2019	USD	4,491,680	173,826	—
DJIA Mini E	9	12/2019	USD	1,263,285	37,954	—
Euro Stoxx 50	55	12/2019	EUR	2,036,100	84,600	—
Euro Stoxx 50	39	12/2019	EUR	1,443,780	46,321	—
Euro-Bobl	88	12/2019	EUR	11,820,160	—	(242,869)
Euro-BTP	34	12/2019	EUR	4,803,860	—	(125,651)
Euro-Bund	57	12/2019	EUR	9,750,990	—	(298,455)
Euro-Buxl 30-Year	16	12/2019	EUR	3,332,480	—	(38,090)
Eurodollar 90-Day	4	03/2020	USD	982,800	—	(285)
Eurodollar 90-Day	417	03/2020	USD	102,456,900	—	(17,572)
Eurodollar 90-Day	1	03/2021	USD	246,350	173	—
Eurodollar 90-Day	1	06/2021	USD	246,363	43	—
Eurodollar 90-Day	2	09/2021	USD	492,750	209	—
Euro-OAT	56	12/2019	EUR	9,385,600	—	(155,806)
FTSE 100 Index	18	12/2019	GBP	1,325,700	26,924	—
FTSE 100 Index	35	12/2019	GBP	2,577,750	20,544	—
FTSE China A50 Index	136	12/2019	USD	1,846,880	—	(22,624)
FTSE/JSE Top 40 Index	1	12/2019	ZAR	492,600	—	(745)
FTSE/JSE Top 40 Index	6	12/2019	ZAR	2,955,600	—	(6,306)
FTSE/MIB Index	16	12/2019	EUR	1,861,840	95,822	—
FTSE/MIB Index	1	12/2019	EUR	116,365	5,244	—
Gas Oil	6	01/2020	USD	343,050	—	(4,788)
Gas Oil	4	01/2020	USD	228,700	—	(5,229)
Gold 100 oz.	48	02/2020	USD	7,068,960	—	(7,321)
Hang Seng Index	3	12/2019	HKD	3,949,950	—	(5,835)
Hang Seng Index	4	12/2019	HKD	5,266,600	—	(18,493)
H-Shares Index	6	12/2019	HKD	3,089,700	—	(13,799)
H-Shares Index	11	12/2019	HKD	5,664,450	—	(17,496)
IBEX 35 Index	3	12/2019	EUR	279,753	3,038	—
IBEX 35 Index	18	12/2019	EUR	1,678,518	—	(5,587)
Indian Rupee	51	12/2019	USD	1,419,228	3,652	—
KOSPI 200 Index	13	12/2019	KRW	902,037,500	—	(17,309)
Live Cattle	34	02/2020	USD	1,716,320	31,018	—
Long Gilt	54	03/2020	GBP	7,169,040	20,067	—
Mexican Peso	460	12/2019	USD	11,734,600	—	(181,510)
MSCI EAFE Index Future	40	12/2019	USD	3,954,600	104,652	—
MSCI EAFE Index Future	1	12/2019	USD	98,865	—	(91)
MSCI Emerging Markets Index	51	12/2019	USD	2,646,900	—	(9,913)
MSCI Singapore IX ETS	42	12/2019	SGD	1,546,860	—	(15,117)
MSCI Taiwan Index	47	12/2019	USD	2,044,500	—	(20,204)
32	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Long futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
NASDAQ 100 E-mini	27	12/2019	USD	4,545,450	238,353	—
NASDAQ 100 E-mini	11	12/2019	USD	1,851,850	101,198	—
Nickel	1	12/2019	USD	81,768	—	(18,924)
Nickel	9	03/2020	USD	738,828	—	(40,908)
Nikkei 225	10	12/2019	JPY	232,900,000	83,413	—
NY Harbor ULSD Heat Oil	5	12/2019	USD	394,485	—	(9,540)
OMXS30 Index	8	12/2019	SEK	1,384,200	—	(1,090)
OMXS30 Index	115	12/2019	SEK	19,897,875	—	(47,647)
Platinum	26	01/2020	USD	1,170,520	—	(26,084)
RBOB Gasoline	37	12/2019	USD	2,472,414	—	(37,249)
Russell 2000 E-mini	44	12/2019	USD	3,572,360	94,699	—
Russell 2000 E-mini	15	12/2019	USD	1,217,850	17,417	—
S&P 500 E-mini	29	12/2019	USD	4,558,365	199,780	—
S&P 500 E-mini	13	12/2019	USD	2,043,405	65,096	—
S&P Mid 400 E-mini	22	12/2019	USD	4,422,000	102,876	—
S&P Mid 400 E-mini	1	12/2019	USD	201,000	4,478	—
S&P/TSX 60 Index	31	12/2019	CAD	6,309,740	49,433	—
S&P/TSX 60 Index	14	12/2019	CAD	2,849,560	43,728	—
Short Term Euro-BTP	137	12/2019	EUR	15,364,550	—	(57,180)
Silver	25	03/2020	USD	2,138,250	2,391	—
Soybean Oil	8	01/2020	USD	146,784	—	(1,436)
Soybean Oil	34	03/2020	USD	629,340	—	(15,351)
SPI 200 Index	21	12/2019	AUD	3,599,400	61,945	—
SPI 200 Index	19	12/2019	AUD	3,256,600	45,735	—
Sugar #11	1	02/2020	USD	14,493	—	(21)
TOPIX Index	26	12/2019	JPY	441,220,000	96,238	—
TOPIX Index	14	12/2019	JPY	237,580,000	82,475	—
U.S. Long Bond	48	03/2020	USD	7,630,500	—	(23,472)
U.S. Treasury 10-Year Note	124	03/2020	USD	16,040,563	—	(54,124)
U.S. Treasury 2-Year Note	233	03/2020	USD	50,231,524	—	(21,188)
U.S. Treasury 5-Year Note	19	03/2020	USD	2,260,406	2,558	—
U.S. Treasury 5-Year Note	195	03/2020	USD	23,198,906	—	(22,625)
U.S. Ultra Treasury Bond	27	03/2020	USD	5,068,406	28,084	—
Wheat	12	03/2020	USD	325,050	9,916	—
Wheat	1	03/2020	USD	22,350	55	—
WTI Crude	19	12/2019	USD	1,048,230	—	(39,633)
Total					2,264,552	(1,949,301)

Short futures contracts
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
3-Month Euro Euribor	(31)	03/2020	EUR	(7,781,000)	1,057	—
3-Month Euro Euribor	(200)	03/2020	EUR	(50,200,000)	—	(67)
3-Month Euro Euribor	(32)	06/2020	EUR	(8,032,800)	1,199	—
3-Month Euro Euribor	(11)	09/2020	EUR	(2,761,413)	526	—
3-Month Euro Euribor	(7)	12/2020	EUR	(1,757,175)	727	—
3-Month Euro Euribor	(6)	03/2021	EUR	(1,506,075)	571	—
3-Month Euro Euribor	(5)	06/2021	EUR	(1,254,938)	384	—
3-Month Euro Euribor	(3)	09/2021	EUR	(752,850)	154	—
3-Month Euro Swiss Franc	(1)	03/2020	CHF	(251,925)	—	(63)
3-Month Euro Swiss Franc	(1)	06/2020	CHF	(251,925)	—	(89)
90-Day Euro$	(1)	09/2020	USD	(246,150)	23	—
Australian 10-Year Bond	(4)	12/2019	AUD	(588,206)	—	(4,229)
Australian Dollar	(138)	12/2019	USD	(9,338,460)	—	(401)
Canadian Dollar	(64)	12/2019	USD	(4,818,560)	—	(8,039)
Canadian Government 10-Year Bond	(1)	03/2020	CAD	(140,070)	—	(65)
Copper	(3)	03/2020	USD	(440,044)	—	(732)
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	33

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Short futures contracts (continued)
Description	Number of contracts	Expiration date	Trading currency	Notional amount	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Copper	(21)	03/2020	USD	(1,397,288)	—	(4,019)
Corn	(90)	03/2020	USD	(1,715,625)	51,508	—
Cotton	(21)	03/2020	USD	(686,280)	8,422	—
Euro FX	(208)	12/2019	USD	(28,670,200)	193,274	—
Euro-Bobl	(12)	03/2020	EUR	(1,611,840)	393	—
Euro-BTP	(2)	12/2019	EUR	(282,580)	7,376	—
Euro-Bund	(3)	03/2020	EUR	(519,210)	591	—
Euro-Schatz	(162)	12/2019	EUR	(18,140,760)	—	(231)
Japanese Yen	(128)	12/2019	USD	(14,634,400)	68,296	—
Lean Hogs	(21)	02/2020	USD	(572,670)	32,223	—
MSCI Singapore IX ETS	(3)	12/2019	SGD	(110,490)	787	—
Natural Gas	(65)	12/2019	USD	(1,482,650)	258,761	—
New Zealand Dollar	(269)	12/2019	USD	(17,277,870)	—	(272,343)
Primary Aluminum	(3)	12/2019	USD	(133,500)	—	(3,434)
Primary Aluminum	(37)	03/2020	USD	(1,641,413)	—	(32,728)
South African Rand	(18)	12/2019	USD	(613,125)	—	(8,265)
Soybean	(24)	01/2020	USD	(1,052,100)	30,496	—
Soybean	(29)	03/2020	USD	(1,292,313)	26,818	—
Soybean Meal	(12)	01/2020	USD	(351,720)	11,611	—
Soybean Meal	(30)	03/2020	USD	(891,300)	32,675	—
Sugar #11	(75)	02/2020	USD	(1,086,960)	—	(63,789)
Swiss Franc	(115)	12/2019	USD	(14,393,688)	121,865	—
U.S. Ultra Bond 10-Year Note	(30)	03/2020	USD	(4,266,563)	13,577	—
U.S. Ultra Treasury Bond	(26)	03/2020	USD	(4,880,688)	21,067	—
Wheat	(4)	03/2020	USD	(108,350)	—	(3,175)
WTI Crude	(3)	12/2019	USD	(165,510)	5,988	—
Zinc	(4)	03/2020	USD	(226,750)	1,689	—
Total					892,058	(401,669)

Call option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Emerson Electric Co.	Goldman Sachs	USD	73,860	10	70.00	01/17/2020	2,208	4,950
Stars Group, Inc. (The)	Goldman Sachs	USD	87,444	36	22.50	02/21/2020	3,076	8,010
Xerox Holdings Corp.	Goldman Sachs	USD	938,213	241	40.00	01/17/2020	33,469	28,438
Total							38,753	41,398

Put option contracts purchased
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Cost ($)	Value ($)
Avaya Holdings Corp.	Goldman Sachs	USD	842,820	660	10.00	12/20/2019	40,107	1,650
iShares Russell 2000 ETF	Goldman Sachs	USD	517,664	32	149.00	12/20/2019	15,547	592
iShares Russell 2000 ETF	Goldman Sachs	USD	501,487	31	147.00	12/20/2019	15,569	419
iShares Russell 2000 ETF	Goldman Sachs	USD	501,487	31	145.00	12/20/2019	20,144	310
Lowe’s Companies, Inc.	Goldman Sachs	USD	387,123	33	100.00	01/17/2020	9,071	908
Mellanox Technologies Ltd.	Goldman Sachs	USD	1,436,250	125	100.00	12/20/2019	52,869	2,812
Mellanox Technologies Ltd.	Goldman Sachs	USD	1,229,430	107	105.00	12/20/2019	30,085	2,407
NortonLifeLock, Inc.	Goldman Sachs	USD	114,540	46	20.00	01/17/2020	2,565	276
Tiffany & Co.	Goldman Sachs	USD	267,600	20	110.00	02/21/2020	3,567	4,510
Total							189,524	13,884

34	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Put option contracts written
Description	Counterparty	Trading currency	Notional amount	Number of contracts	Exercise price/Rate	Expiration date	Premium received ($)	Value ($)
iShares Russell 2000 ETF	Goldman Sachs	USD	(501,487)	(31)	137.00	12/20/2019	(8,077)	(108)
iShares Russell 2000 ETF	Goldman Sachs	USD	(501,487)	(31)	135.00	12/20/2019	(10,868)	(108)
iShares Russell 2000 ETF	Goldman Sachs	USD	(517,664)	(32)	139.00	12/20/2019	(7,494)	(144)
Total							(26,439)	(360)

Total return swap contracts on futures
Reference instrument*	Counterparty	Expiration date	Trading currency	Notional amount long(short)	Upfront payments ($)	Upfront receipts ($)	Value/Unrealized appreciation ($)	Value/Unrealized depreciation ($)
Euro-Schatz Mar 20	Barclays	03/2020	EUR	(11,085,525)	—	—	—	(1,257)
Long Gilt Mar 20	Barclays	03/2020	GBP	265,520	—	—	—	(1,538)
Corn Mar 20	Citi	03/2020	USD	(381,250)	—	—	2,430	—
Cotton Mar 20	Citi	03/2020	USD	(65,360)	—	—	191	—
Primary Aluminum Dec 19	Citi	12/2019	USD	(222,500)	—	—	—	(3,906)
Primary Aluminum Mar 20	Citi	03/2020	USD	(44,363)	—	—	—	(763)
Soybean Jan 20	Citi	01/2020	USD	(306,863)	—	—	24,616	—
Soybean Meal Jan 20	Citi	01/2020	USD	(468,960)	—	—	20,675	—
H-Shares Index Dec 19	JPMorgan	12/2019	HKD	3,604,650	—	—	—	(14,414)
Swiss Market Index Dec 19	JPMorgan	12/2019	CHF	314,880	—	—	8,287	—
TAIEX Dec 19	JPMorgan	12/2019	TWD	6,878,400	—	—	—	(3,644)
Total					—	—	56,199	(25,522)
*	If the notional amount of the swap contract is long and the swap contract’s value is positive (negative), the Fund will receive (pay) the total return. If the notional amount of the swap contract is short and the swap contract’s value is positive (negative), the Fund will pay (receive) the total return. Receipts and payments occur upon termination of the contract.
Notes to Consolidated Portfolio of Investments
(a)	Represents privately placed and other securities and instruments exempt from Securities and Exchange Commission registration (collectively, private placements), such as Section 4(a)(2) and Rule 144A eligible securities, which are often sold only to qualified institutional buyers. The Fund may invest in private placements determined to be liquid as well as those determined to be illiquid. Private placements may be determined to be liquid under guidelines established by the Fund’s Board of Trustees. At November 30, 2019, the total value of these securities amounted to $83,389,345, which represents 16.82% of total net assets.
(b)	Variable rate security. The interest rate shown was the current rate as of November 30, 2019.
(c)	Variable or floating rate security, the interest rate of which adjusts periodically based on changes in current interest rates and prepayments on the underlying pool of assets. The interest rate shown was the current rate as of November 30, 2019.
(d)	Represents fair value as determined in good faith under procedures approved by the Board of Trustees. At November 30, 2019, the total value of these securities amounted to $11,035,783, which represents 2.23% of total net assets.
(e)	Valuation based on significant unobservable inputs.
(f)	Represents interest only securities which have the right to receive the monthly interest payments on an underlying pool of mortgage loans.
(g)	Represents a security purchased on a when-issued basis.
(h)	Non-income producing investment.
(i)	This security or a portion of this security has been pledged as collateral in connection with derivative contracts.
(j)	This security or a portion of this security has been pledged as collateral in connection with investments sold short.
(k)	Zero coupon bond.
(l)	Principal amounts are denominated in United States Dollars unless otherwise noted.
(m)	Represents a variable rate security with a step coupon where the rate adjusts according to a schedule for a series of periods, typically lower for an initial period and then increasing to a higher coupon rate thereafter. The interest rate shown was the current rate as of November 30, 2019.
(n)	Principal and interest may not be guaranteed by a governmental entity.
(o)	The rate shown is the seven-day current annualized yield at November 30, 2019.
Multi-Manager Alternative Strategies Fund | Quarterly Report 2019	35

Consolidated Portfolio of Investments   (continued)
Multi-Manager Alternative Strategies Fund, November 30, 2019 (Unaudited)
Notes to Consolidated Portfolio of Investments  (continued)
(p)	As defined in the Investment Company Act of 1940, an affiliated company is one in which the Fund owns 5% or more of the company’s outstanding voting securities, or a company which is under common ownership or control with the Fund. Holdings and transactions in these affiliated companies during the period ended November 30, 2019 are as follows:

Issuer	Beginning shares	Shares purchased	Shares sold	Ending shares	Realized gain (loss) — affiliated issuers ($)	Net change in unrealized appreciation (depreciation) — affiliated issuers ($)	Dividends — affiliated issuers ($)	Value — affiliated issuers at end of period ($)
Columbia Short-Term Cash Fund, 1.745%
	122,886,475	107,574,408	(124,182,512)	106,278,371	324	9,213	542,287	106,278,371
Abbreviation Legend
CMO	Collateralized Mortgage Obligation
FGIC	Financial Guaranty Insurance Corporation
Currency Legend
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canada Dollar
CHF	Swiss Franc
CLP	Chilean Peso
COP	Colombian Peso
EUR	Euro
GBP	British Pound
HKD	Hong Kong Dollar
HUF	Hungarian Forint
IDR	Indonesian Rupiah
ILS	New Israeli Sheqel
INR	Indian Rupee
JPY	Japanese Yen
KRW	South Korean Won
MXN	Mexican Peso
MYR	Malaysian Ringgit
NOK	Norwegian Krone
NZD	New Zealand Dollar
PHP	Philippine Peso
PLN	Polish Zloty
SEK	Swedish Krona
SGD	Singapore Dollar
TWD	New Taiwan Dollar
USD	US Dollar
ZAR	South African Rand
Investments are valued using policies described in the Notes to Consolidated Financial Statements in the most recent shareholder report.
36	Multi-Manager Alternative Strategies Fund | Quarterly Report 2019